FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES II

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109

CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
1-800-522-7297

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Fidelity Advisor Intermediate Municipal Income
Fund    (Intermediate Municipal)    :

 NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Intermediate Municipal will be held at an office of Fidelity Advisor Series II, 27 State Street, 10th Floor, Boston, Massachusetts 02109 on April 19, 2000, at 11:15 a.m. Eastern time. The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

 (1) To approve an Agreement and Plan of Reorganization    (the
Agreement)     between Intermediate Municipal and Fidelity Advisor
Municipal Income Fund    (Municipal Income)    , another fund of the
trust   . The Agreement provides for     the transfer of all of the
assets of Intermediate Municipal to Municipal Income in exchange solely for shares of beneficial interest in Class A, Class T, Class B, Class C, and Institutional Class of Municipal Income and the assumption by Municipal Income of Intermediate Municipal's
liabilities   . Thereupon, Municipal Income's shares will be
distributed     to shareholders of the corresponding class of
Intermediate Municipal in liquidation of Intermediate Municipal.

 The Board of Trustees has fixed the close of business on February 23, 2000 as the record date for the determination of the shareholders of Intermediate Municipal entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
ERIC D. ROITER, Secretary

February 23, 2000

YOUR VOTE IS IMPORTANT -
PLEASE RETURN YOUR PROXY CARD PROMPTLY.

SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATE AND SIGN IT, AND RETURN IT IN THE ENVELOPE PROVIDED, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID UNNECESSARY EXPENSE, WE ASK YOUR COOPERATION IN MAILING YOUR PROXY CARD PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

INSTRUCTIONS FOR EXECUTING PROXY CARD

 The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears in the registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:


       REGISTRATION                   VALID SIGNATURE

A. 1)  ABC Corp.                      John Smith, Treasurer

   2)  ABC Corp.                      John Smith, Treasurer
       c/o John Smith, Treasurer

B. 1)  ABC Corp. Profit Sharing Plan  Ann B. Collins, Trustee

   2)  ABC Trust                      Ann B. Collins, Trustee

   3)  Ann B. Collins, Trustee u/t/d  Ann B. Collins, Trustee
       12/28/78

C. 1)  Anthony B. Craft, Cust.        Anthony B. Craft
       f/b/o Anthony B. Craft, Jr.
       UGMA



FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES II

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-522-7297

PROXY STATEMENT AND PROSPECTUS
FEBRUARY 23, 2000

 This Proxy Statement and Prospectus (Proxy Statement) is being furnished to shareholders of Fidelity Advisor Intermediate Municipal Income Fund (Intermediate Municipal), a fund of Fidelity Advisor Series II (the trust), in connection with the solicitation of proxies by the trust's Board of Trustees for use at the Special Meeting of Shareholders of Intermediate Municipal and at any adjournments thereof (the Meeting). The Meeting will be held on Wednesday, April 19, 2000, at 11:15 a.m. Eastern time at 27 State Street, 10th Floor, Boston, Massachusetts 02109, an office of the trust.

 As more fully described in this Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization (Reorganization). Pursuant to an Agreement and Plan of Reorganization (the Agreement), Intermediate Municipal would transfer all of its assets to Fidelity Advisor Municipal Income Fund (Municipal Income), another fund of the trust, in exchange solely for shares of beneficial interest of Class A, Class T, Class B, Class C, and Institutional Class shares of Municipal Income and the assumption by Municipal Income of Intermediate Municipal's liabilities. The number of shares to be issued in the proposed Reorganization will be based upon the relative net asset values of the outstanding shares of Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal and the corresponding class of Municipal Income at the time of the exchange. As provided in the Agreement, Intermediate Municipal will distribute Class A, Class T, Class B, Class C, and Institutional Class shares of Municipal Income to its shareholders of the corresponding class in liquidation of Intermediate Municipal on May 25, 2000, or such other date as the parties may agree (the Closing Date). Shareholders of Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal will receive shares of the corresponding class of Municipal Income equal in value to the shares of Intermediate Municipal they are surrendering, based upon the relative net asset values of Class A (Intermediate Municipal) to Class A (Municipal Income), Class T (Intermediate Municipal) to Class T (Municipal Income), Class B (Intermediate Municipal) to Class B (Municipal Income), Class C (Intermediate Municipal) to Class C (Municipal Income), and Institutional Classs (Intermediate Municipal) to Institutional Class (Municipal Income), respectively, as of the Closing Date.

 Municipal Income, a municipal bond fund, is a diversified fund of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust on April 23, 1986. Municipal Income's investment objective is to seek to provide a high current yield exempt from federal income tax. Municipal Income normally invests at leasts 80% of its assets in municipal securities whose interest is exempt from federal income tax.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

 This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Reorganization and Municipal Income that a shareholder should know before voting on the proposed Reorganization. The Statement of Additional Information dated February 23, 2000 relating to this Proxy Statement has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. This Proxy Statement is accompanied by the
   applicable     Prospectus dated    December 29, 1999    , which
offers shares of Municipal Income. The Statement of Additional Information for Class A, Class T, Class B, Class C, and Institutional Class of Municipal Income dated December 29, 1999 and supplemented January 4, 2000, is available upon request. Attachment 1 contains excerpts from the Annual Reports of Class A, Class T, Class B, Class C, and Institutional Class of Municipal Income, dated October 31, 1999. The financial statements and financial highlights for Intermediate Municipal for the fiscal year ended October 31, 1999, and report of the auditor are incorporated herein by reference. The Prospectuses and Statement of Additional Information for Municipal Income have been filed with the SEC and are incorporated herein by reference. Prospectuses and Statement of Additional Information for Intermediate Municipal, both dated February 14, 2000, have been filed with the SEC. Copies of documents for Municipal Income may be obtained without charge by contacting the trust at Client Services at 1-800-843-3001. Copies of documents for Intermediate Municipal are available on the SEC's Internet Web site (http://www.sec.gov) or by paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

TABLE OF CONTENTS

Voting Information                                1
Synopsis                                          5
Comparison of Other Policies of The Funds         18
Comparison of Principal Risk Factors              22
The Proposed Transaction                          24
Additional Information About Municipal Income     30
Miscellaneous                                     35
Attachment 1. Excerpts from the Annual
  Reports of Municipal Income Dated
  October 31, 1999                                36
Attachment 2. Intermediate Municipal -
  Supplemental Information                        41
Exhibit 1. Form of Agreement and Plan of
  Reorganization between Fidelity Advisor
  Intermediate Municipal    Income     Fund
  and Fidelity Advisor Municipal Income Fund      70

PROXY STATEMENT AND PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS OF
FIDELITY    ADVISOR     INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES II
TO BE HELD ON APRIL 19, 2000

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-522-7297

VOTING INFORMATION

 This Proxy Statement and Prospectus (Proxy Statement) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Fidelity Advisor Series II (the trust) to be used at the Special Meeting of Shareholders of Fidelity Advisor Intermediate Municipal Income Fund (Intermediate Municipal) and at any adjournments thereof (the Meeting), to be held on Wednesday, April 19, 2000 at 11:15 a.m. Eastern Time at 27 State Street, 10th Floor, Boston, Massachusetts 02109, an office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.

 The purpose of the Meeting is set forth in the accompanying Notice. The solicitation is made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about February 23, 2000. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. and/or Management Information Services Corp. may be paid on a per-call basis to solicit shareholders on behalf of the fund at an anticipated cost of approximately $2,100. Intermediate Municipal may also arrange to have votes recorded by telephone. D.F King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of the fund at an anticipated cost of approximately $1,950. If the fund records votes by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies given by telephone may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

 The expenses in connection with preparing this Proxy Statement and its enclosures and of all solicitations, including telephone voting, will be paid by the fund, provided the expenses do not exceed the fund's voluntary annual expense caps (excluding interest, taxes, brokerage commissions, and extraordinary expenses), for Class A, Class T, Class B, Class C, and Institutional Class of 0.85%, 0.90%, 1.60%, 1.70%, and 0.70%, respectively. Expenses exceeding each class's voluntary expense cap will be paid by FMR. The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.

 If the enclosed proxy card is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, or by attending the Meeting and voting in person.

 All proxy cards solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and which are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. Only proxies that are voted will be counted toward establishing a quorum. Broker non-votes are not considered voted for this purpose. Shareholders should note that while votes to ABSTAIN will count toward establishing a quorum, passage of any proposal being considered at the Meeting will occur only if a sufficient number of votes are cast FOR the proposal. Accordingly, votes to ABSTAIN and votes AGAINST will have the same effect in determining whether the proposal is approved. With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares,
the    IRA     Custodian will vote their shares for them, in the same
proportion as other Fidelity IRA shareholders have voted, but only to the extent necessary to reach quorum at the Meeting.

 If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve one or more of the proposed items are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted against the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement or on any other business properly presented at the Meeting prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

 Shares of each class of Intermediate Municipal and Fidelity Advisor Municipal Income Fund (Municipal Income) issued and outstanding as of November 30, 1999 are listed below.

Intermediate Municipal

Class A                 276,302

Class T                 4,815,956

Class B                 1,012,822

Class C                 243,458

Institutional Class     585,458

Municipal Income

Class A                 912,843

Class T                 27,825,688

Class B                 5,394,659

Class C                 1,152,630

Institutional Class     295,847


 Intermediate Municipal shareholders of record at the close of business on February 23, 2000 will be entitled to vote at the Meeting. Approval of the Reorganization will be determined by the shareholders of each class of Intermediate Municipal voting in the aggregate rather than by each class separately. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

 As of November 30, 1999, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares. As of November 30, 1999, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares. As of November 30, 1999, the following owned of
record or beneficially 5% or more of        a class's outstanding
shares:

 Fidelity Advisor Intermediate Municipal Income Fund: Class A:
PaineWebber, Inc., New York, NY (19.42%); BMA Financial Services,
Inc., Westwood, KS (17.36%); The Guardian, Phoenix, AZ (10.44%);
Southwest Securities, Dallas, TX (8.70%).

 Fidelity Advisor Intermediate Municipal Income Fund: Class T:
SunAmerica, New York, NY (7.78%); Aetna Inc., Torrance, CA (5.93%); Citigroup, Inc., New York, NY (5.56%).

 Fidelity Advisor Intermediate Municipal Income Fund: Class B:
Merrill, Lynch, Pierce, Fenner and Smith, Jacksonville, FL, (13.33%); Prudential, New York, NY (6.20%).

 Fidelity Advisor Intermediate Municipal Income Fund: Class C:
Merrill, Lynch, Pierce, Fenner, and Smith, Jacksonville, FL (13.85%); PaineWebber, Inc., New York, NY (10.07%); First Union Corp., Roanoke, VA (9.54%); Allmerica Financial Corp., Worcester, MA (9.40%); Terra Securities Corporation, Springfield, IL (7.20%); First Allied Securities, San Diego, CA (6.43%); Investacorp, Inc., Amherst, NH (5.61%).

 Fidelity Advisor Intermediate Municipal Income Fund: Institutional
Class: Drovers & Mechanics Bank, York, PA (17.59%); South Holland Bancorp, South Holland, IL (9.27%); Laird Norton Company, Seattle, WA (9.15%); First National Bank of Springdale, Springdale, AR (8.95%); Wells Fargo Bank, San Francisco, CA (8.10%); Citizen's National Bank of Evansville, IN (6.30%).

 Fidelity Advisor Municipal Income Fund: Class A: Raymond James
Financial Services, Inc., Saint Petersburg, FL (9.26%).

 Fidelity Advisor Municipal Income Fund: Class T: Citigroup, Inc., New York, NY (8.44%); A.G. Edwards & Sons Inc., Saint Louis, MO (6.50%).

 Fidelity Advisor Municipal Income Fund: Class B: Merrill, Lynch,
Pierce, Fenner and Smith, Jacksonville, FL (9.76%).

 Fidelity Advisor Municipal Income Fund: Class C: Merrill, Lynch,
Pierce, Fenner and Smith, Jacksonville, FL (18.75%); Citigroup, Inc., New York, NY (5.62%).

 Fidelity Advisor Municipal Income Fund: Class Institutional Class:
Tompkins County Trust Company, Ithaca, NY (11.81%); Century Bank & Trust, Rochester, PA (10.73%); Grand Premier Trust Services, Freeport, IL (8.63%); Arvest Trust Company, Rogers, AR (6.77%); Invest Financial Corporation, Indianapolis, IN (5.52%).

 As of November 30, 1999, the following owned of record or beneficially 5% or more of Fidelity Advisor Municipal Income Fund's outstanding shares: Citigroup, Inc., New York, NY (6.78%).

 To the knowledge of the trust, no other shareholder owned of record or beneficially 5% or more of the outstanding shares of any class or of either fund on that date. If the Reorganization became effective on November 30, 1999, Citigroup, Inc. of New York, NY would have owned of record or beneficially 5% or more of the outstanding classes of the combined fund.

 It is anticipated that the following shareholders will own of record or beneficially 5% or more of the outstanding classes of Fidelity
Advisor Municipal Income Fund as a result of the Reorganization:

 Fidelity Advisor Municipal Income Fund   :     Class A: Raymond
James    Financial Services, Inc.    , St. Petersburg, FL (7.33%).

 Fidelity Advisor Municipal Income Fund   :     Class T: Citigroup,
Inc., New York, NY (7.34%); A.G. Edwards    & Sons Inc.    , St.
Louis, MO (5.66%).

 Fidelity Advisor Municipal Income Fund   :     Class B: Merrill,
Lynch, Pierce, Fenner and Smith, Jacksonville, FL (10.26%).

 Fidelity Advisor Municipal Income Fund   :     Class C: Merrill,
Lynch, Pierce, Fenner and Smith, Jacksonville, FL (17.99%).

 Fidelity Advisor Municipal Income Fund   :     Institutional Class:
Drovers & Mechanic   s     Bank, York, PA (11.13%); South Holland
Bancorp, South Holland, IL (5.86%); Laird Norton Company, Seattle, WA (5.79%); First National Bank of Springdale, Springdale, AR (5.66%); Wells Fargo Bank, San Francisco, CA (5.12%).

VOTE REQUIRED: APPROVAL OF THE REORGANIZATION REQUIRES THE AFFIRMATIVE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" OF INTERMEDIATE MUNICIPAL. UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE 1940 ACT), THE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" MEANS THE AFFIRMATIVE VOTE OF THE LESSER OF (A) 67% OR MORE OF THE VOTING SECURITIES PRESENT AT THE MEETING OR REPRESENTED BY PROXY IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES ARE PRESENT OR REPRESENTED BY PROXY OR (B) MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES. BROKER NON-VOTES ARE NOT CONSIDERED "PRESENT" FOR THIS PURPOSE.

SYNOPSIS

 The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectuses of Intermediate Municipal and Municipal Income. The Prospectuses of Municipal Income are incorporated by this reference. Shareholders should read the entire Proxy Statement and the applicable Prospectus of Municipal Income carefully for more complete information.

 The proposed reorganization (the Reorganization) would merge Intermediate Municipal into Municipal Income, a municipal bond fund also managed by FMR. If the Reorganization is approved, Intermediate Municipal will cease to exist and current Class A, Class T, Class B, Class C, and Institutional Class shareholders of the fund will become shareholders of the corresponding class of Municipal Income instead. Approval of the Reorganization will be determined solely by approval of the shareholders of each class of Intermediate Municipal voting in the aggregate rather than by vote of each class separately.

INVESTMENT OBJECTIVES AND POLICIES

 Each fund is managed similarly, however, Intermediate Municipal has a more conservative objective and a shorter maturity than Municipal Income. Intermediate Municipal seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. Municipal Income seeks to provide a high current yield exempt from federal income tax.

 Each fund normally invests at least 80% of assets in municipal securities whose interest is exempt from federal income tax. Each fund may invest all of its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

 Intermediate Municipal normally maintains a dollar-weighted average maturity between three and 10 years and is managed to have similar overall interest rate risk to the Lehman Brothers 1-17 Year Municipal Bond Index. Municipal Income is managed to have overall interest rate risk similar to the Lehman Brothers 3 Plus Year Municipal Bond Index. As of October 31, 1999, the dollar-weighted average maturity for Intermediate Municipal and Municipal Income was 7.2 years and 12.9 years, respectively.

EXPENSE AND SALES LOAD STRUCTURES

 Intermediate Municipal and Municipal Income have similar expense structures. Each fund pays a management fee. In addition, certain classes of each fund pay distribution fees and each class of each fund pays other expenses. The sum of the management fee, the distribution fee (if applicable), and other expenses is a class's gross expenses. FMR has voluntarily agreed to reimburse the gross expenses of each class of each fund to the extent that they exceed a voluntary expense cap applicable to that class. As of October 31, 1999, the gross expenses of each class of Municipal Income were below the voluntary expense cap. The funds also have different load and contingent deferred sales charge (CDSC) structures.

 The Reorganization would provide Intermediate Municipal shareholders with a fund with lower total expenses for each class.

MANAGEMENT FEE

 Each fund pays the same management fee. The management fee is the
same for all classes of shares of    each     fund.

DISTRIBUTION FEES

 Each fund offers five classes of shares: Class A, Class T, Class B, Class C, and Institutional Class.

 Class A, Class T, Class B, Class C, and Institutional Class of each fund have adopted a Distribution and Service Plan (the Plans) pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the 1940 Act).

 Under the Plans, Class A, Class T, Class B, and Class C of each fund are authorized to pay Fidelity Distributors Corporation (FDC) a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A, Class T, Class B, and Class C shares.

 Class A of each fund may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets throughout the month, or such lesser amount as the fund's Board of Trustees may determine from time to time. Class A of both Intermediate Municipal and Municipal Income currently pays a distribution fee of 0.15% of its average net assets throughout the month.

 Class T of each fund may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets throughout the month, or such lesser amount as the fund's Board of Trustees may determine from time to time. Class T of both Intermediate Municipal and Municipal Income currently pays a distribution fee of 0.25% of its average net assets throughout the month.

 Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets throughout the month, or such lesser amount as the fund's Board of Trustees may determine from time to time. Class B of both Intermediate Municipal and Municipal Income currently pays a distribution fee at an annual rate of 0.65% of its average net assets throughout the month.

 Class C of each fund currently pays FDC a distribution fee at an annual rate of 0.75% of its average net assets throughout the month.

 In addition, Class B and Class C of each fund pay FDC a monthly service fee at an annual rate of 0.25% of the respective class's average net assets throughout the month for providing shareholder support services.

 Institutional Class of both Intermediate Municipal and Municipal
Income does not pay a distribution fee.

 The Distribution and Service Plan of each class specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources (not from a fund's or class's assets) to compensate financial intermediaries (including FDC) for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services.

TOTAL OPERATING EXPENSES AND EXPENSE REIMBURSEMENT

 In addition to management fees and distribution fees, there are also other operating expenses such as legal, audit, custodian, transfer agency, dividend disbursing, and shareholder servicing expenses. Such expenses are paid by each class of each fund.

 FMR has voluntarily agreed to reimburse each class of each fund to
the extent that total operating expenses    (excluding interest,
taxes, brokerage commissions, and extraordinary expenses),     as a
percentage of their respective net assets, exceed a voluntary expense cap. The table below shows each class's operating expenses as of October 31, 1999.


                     Intermediate Municipal  Intermediate Municipal      Municipal Income Operating
                     Expense Caps            Operating Expenses (before  ExpensesA
                                             reimbursement)

Class A               0.85%                   1.00%                       0.72%

Class T               0.90%                   1.07%                       0.81%

Class B               1.60%                   1.71%                       1.46%

Class C               1.70%                   1.85%                       1.56%

Institutional Class   0.70%                   0.84%                       0.60%



   A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, Class C, and Institutional Class of Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of their average net assets, exceed 0.90%, 1.00%, 1.65%, 1.75%, and 0.75%, respectively. These arrangements can be discontinued by FMR at any time.

 As shown in the above table, the expenses paid by each class of Municipal Income are lower than those paid by the corresponding class of Intermediate Municipal.

SALES LOADS

 Class A and Class T of each fund have a front-end sales load. Class B and Class C of each fund have a CDSC. Institutional Class of each fund has neither a front-end sales load nor a CDSC. Class A and Class T of Intermediate Municipal have maximum sales loads of 3.75% and 2.75%, respectively. Class A and Class T of Municipal Income have maximum sales loads of 4.75% and 3.50%, respectively.

 For both Intermediate Municipal and Municipal Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a
   finder's     fee at the rate of 0.25% of the purchase amount. Any
assets on which a finder's fee was paid will bear a CDSC if they do not remain in Class A or Class T shares of Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund, for a period of at least one uninterrupted year.

 Class B and Class C shares of each fund may, upon redemption, be assessed a CDSC. The CDSC for Class B shares of Intermediate Municipal declines over three years from 3% to 0%. After a holding period of four years, Class B shares of Intermediate Municipal will convert automatically to Class A shares of Intermediate Municipal. The CDSC for Class B shares of Municipal Income declines over six years from 5% to 0%. After a holding period of seven years, Class B shares of Municipal Income will convert automatically to Class A shares of Municipal Income. Class C shares of each fund redeemed within one year of purchase are assessed a CDSC of 1.00%.

 Existing Class A, Class T, Class B, and Class C shares of Intermediate Municipal will retain their CDSC schedule (including a finder's fee CDSC) and conversion and holding periods after the merger. Additional purchases of shares following the merger will be subject to higher loads, CDSCs and longer conversion and holding periods, as applicable.

THE PROPOSED REORGANIZATION

 Shareholders of Intermediate Municipal will be asked at the Meeting to vote upon and approve the Reorganization and the Agreement, which provide for the acquisition by Municipal Income of all of the assets of Intermediate Municipal in exchange solely for Class A, Class T, Class B, Class C, and Institutional Class shares of Municipal Income (Municipal Income Class Shares) and the assumption by Municipal Income of the liabilities of Intermediate Municipal. Intermediate Municipal will then distribute Municipal Income Class Shares to its shareholders of the corresponding class, so that each shareholder will receive the number of full and fractional Municipal Income Class Shares equal in value to the net asset value of the shareholder's shares of the corresponding class of Intermediate Municipal on the Closing Date (defined below). The exchange of Intermediate Municipal's assets for Municipal Income Class Shares will occur as of the close of business of the New York Stock Exchange (NYSE) on May 25, 2000, or such other time and date as the parties may agree (the Closing Date). Intermediate Municipal will then be liquidated as soon as practicable thereafter. Approval of the Reorganization will be determined solely by approval of the shareholders of each class of Intermediate Municipal voting in aggregate rather than by vote of each class separately.

 The funds have received an opinion of counsel that, except with respect to Section 1256 contracts, the Reorganization will not result in any gain or loss for federal income tax purposes either to Intermediate Municipal, or Municipal Income or to the shareholders of either fund. The rights and privileges of the former shareholders of Intermediate Municipal will be effectively unchanged by the Reorganization.

 The Board of Trustees believes that the Reorganization would benefit Intermediate Municipal's shareholders and recommends that shareholders vote in favor of the Reorganization.

COMPARATIVE FEE TABLES

 Each fund pays a management fee to FMR for managing its investments and business affairs which is calculated and paid to FMR every month. Each fund's management fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by each fund's monthly average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR.

 In addition to the management fee payable by the funds, each class of each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The expenses of each class of Municipal Income are below current expense caps and are not being reimbursed. The expenses of each class of Intermediate Municipal exceed the respective current expense caps; therefore, FMR reimburses each class of the fund to the extent its total operating expenses exceed its expense caps. As indicated in the table below, Municipal Income's actual class expenses are significantly lower than the corresponding class expenses of Intermediate Municipal after reimbursement.

 The following tables show (i) the shareholder transaction expenses that each shareholder of each class of Intermediate Municipal and Municipal Income currently incurs, and the shareholder expenses that shareholders of each class of the combined fund will incur after giving effect to the Reorganization, and (ii) the current fees and expenses of Class A, Class T, Class B, Class C, and Institutional
Class of Intermediate Municipal and Municipal Income for the    fiscal
    year ended October 31, 1999, excluding the effect of FMR's voluntary expense limitation for Class A, Class T, Class B, Class C, and Institutional Class for Intermediate Municipal, and pro forma fees for the combined fund and classes based on the same time period after giving effect to the Reorganization.

 If shareholders approve the Reorganization, the combined fund will retain Municipal Income's expense structure, requiring payment by each class of a management fee and other operating expenses for each class. If the proposed Reorganization is not approved, Intermediate Municipal
will maintain its current fee structure   , however, FMR may
discontinue the voluntary expense caps at any time    . For more
information about the current fees for Intermediate Municipal, see Attachment 2. For more information about the current fees for Municipal Income, refer to its applicable Prospectus.

SHAREHOLDER TRANSACTION AND ANNUAL CLASS OPERATING EXPENSES

 Shareholder transaction expenses are charges that shareholders may pay when they buy, hold, or sell Class A, Class T, Class B, Class C, and Institutional Class shares of a fund.

 Annual class operating expenses are paid out of each class's assets. Expenses are factored into each class's share price or dividends and are not charged directly to shareholder accounts. The following figures are based on historical expenses of each class as of October 31, 1999, and are calculated as a percentage of average net assets of the applicable class of each fund. The figures for the combined fund are estimated, based on historical expenses, adjusted to reflect current fees, of each class of Intermediate Municipal and Municipal Income as of October 31, 1999, and are calculated as a percentage of average net assets of the applicable class of the combined fund. The following figures for Intermediate Municipal do not reflect the effect of any expense reimbursement on each class as of October 31, 1999.

CLASS A

                               Intermediate Municipal  Municipal Income  Combined Fund

Maximum sales charge on        3.75%A                  4.75%A            4.75%A
purchases (as a % of
offering price)

Maximum CDSC (as a % of the    noneB                   noneB             noneB
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on         none                    none              none
reinvested distributions


A Lower front-end sales charge for Class A may be available with purchase of $50,000 or more.

B A CDSC of 0.25% is assessed on certain redemptions of Class A shares on which a finder's fee was paid.

                                Intermediate Municipal   Municipal Income  Combined  Fund

Management fee                  0.38%                    0.38%             0.38%

Distribution and Service        0.15%                    0.15%             0.15%
(12b-1) fee

Other expenses                  0.47%                    0.19%             0.19%

TOTAL CLASS OPERATING EXPENSES  1.00%A                   0.72%B            0.72%B


A Effective December 1, 1998, FMR has voluntarily agreed to reimburse Class A of Intermediate Municipal to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.85%. This arrangement can be discontinued by FMR at any time.

B Effective August 30, 1996, FMR has voluntarily agreed to reimburse Class A of Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.90%. This arrangement can be discontinued by FMR at any time.

CLASS T

                               Intermediate Municipal  Municipal Income  Combined Fund

Maximum sales charge on        2.75%A                  3.50%A            3.50%A
purchases (as a % of
offering price)

Maximum CDSC (as a % of the    noneB                   noneB             noneB
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on         none                    none              none
reinvested distributions


A Lower front-end sales charge for Class T may be available with purchase of $50,000 or more.

B A CDSC of 0.25% is assessed on certain redemptions of Class T shares on which a finder's fee was paid.

                                Intermediate Municipal  Municipal Income  Combined Fund

Management fee                  0.38%                   0.38%             0.38%

Distribution and Service        0.25%                   0.25%             0.25%
(12b-1) fee

Other expenses                  0.44%                   0.18%             0.17%

TOTAL CLASS OPERATING EXPENSES  1.07%A                  0.81%B            0.80%B


A Effective May 29, 1998, FMR has voluntarily agreed to reimburse Class T of Intermediate Municipal to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.90%. This arrangement can be discontinued by FMR at any time.

B Effective July 1, 1995, FMR has voluntarily agreed to reimburse
Class T of Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement can be discontinued by FMR at any time.

CLASS B

                               Intermediate Municipal  Municipal Income  Combined Fund

Maximum sales charge on        none                    none              none
purchases (as a % of
offering price)

Maximum CDSC (as a % of the    3.00%A                  5.00%B            5.00%B
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on         none                    none              none
reinvested distributions


A Declines over 3 years from 3.00% to 0%.

B Declines over 6 years from 5.00% to 0%.

                                Intermediate Municipal   Municipal Income  Combined Fund

Management fee                  0.38%                    0.38%             0.38%

Distribution and Service        0.90%                    0.90%             0.90%
(12b-1) fee (including 0.25%
Service fee)

Other expenses                  0.43%                    0.18%             0.17%

TOTAL CLASS OPERATING EXPENSES  1.71%A                   1.46%B            1.45%B


A Effective December 1, 1998, FMR has voluntarily agreed to reimburse Class B of Intermediate Municipal to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued by FMR at any time.

B Effective January 1, 1996, FMR has voluntarily agreed to reimburse Class B of Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.65%. This arrangement can be discontinued by FMR at any time.

CLASS C


                               Intermediate Municipal  Municipal Income  Combined Fund

Maximum sales charge on        none                    none              none
purchases (as a % of
offering price)

Maximum CDSC (as a % of the    1.00%A                  1.00%A            1.00%A
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on         none                    none              none
reinvested distributions



A On Class C shares redeemed within one year of purchase.

                                Intermediate Municipal  Municipal Income  Combined Fund

Management fee                  0.38%                   0.38%             0.38%

Distribution and Service        1.00%                   1.00%             1.00%
(12b-1) fee (including 0.25%
Service fee)

Other expenses                  0.47%                   0.18%             0.18%

TOTAL CLASS OPERATING EXPENSES  1.85%A                  1.56%B            1.56%B


A Effective December 1, 1998, FMR has voluntarily agreed to reimburse Class C of Intermediate Municipal to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.70%. This arrangement can be discontinued by FMR at any time.

B Effective November 1, 1997, FMR has voluntarily agreed to reimburse Class C of Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement can be discontinued by FMR at any time.

INSTITUTIONAL CLASS

                                Intermediate Municipal  Municipal Income  Combined Fund

Sales charge (load) on          none                    none              none
purchases and reinvested
distributions

Deferred sales charge (load)    none                    none              none
on redemptions

                                Intermediate Municipal  Municipal Income  Combined Fund

Management fee                  0.38%                   0.38%             0.38%

Distribution and Service        none                    none              none
(12b-1) fee

Other expenses                  0.46%                   0.22%             0.21%

TOTAL CLASS OPERATING EXPENSES  0.84%A                  0.60%B            0.59%B


A Effective December 1, 1998, FMR has voluntarily agreed to reimburse Institutional Class of Intermediate Municipal to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.70%. This arrangement can be discontinued by FMR at any time.

B Effective July 1, 1995, FMR has voluntarily agreed to reimburse Institutional Class of Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.75%. This arrangement can be discontinued by FMR at any time.

EXAMPLES OF EFFECT OF FUND EXPENSES

 The following table illustrates the expenses on a hypothetical $10,000 investment in each class of each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return. Total expenses shown below include shareholder transaction expenses, such as the current maximum front-end sales charge or maximum CDSC, as applicable, on shares of each class of each fund, and a class's annual operating expenses. For every $10,000 you invested, here's how much you would pay in total
expenses if you close your account    at     the    end of each time
period     indicated and if you leave your account open:

                         After 1 Year                   After 3 Years                   After 5 Years

                         Account Open  Account Closed   Account Open   Account Closed   Account Open   Account Closed

Intermediate Municipal:  $ 473         $ 473            $ 681          $ 681            $ 907          $ 907
Class A

Class T                  $ 381         $ 381            $ 606          $ 606            $ 849          $ 849

Class B                  $ 174         $ 474A           $ 539          $ 639A           $ 846B         $ 846B

Class C                  $ 188         $ 288A           $ 582          $ 582            $ 1,001        $ 1,001

Institutional Class      $ 86          $ 86             $ 268          $ 268            $ 466          $ 466

Municipal Income:
Class A                  $ 545         $ 545            $ 694          $ 694            $ 857          $ 857

Class T                  $ 430         $ 430            $ 600          $ 600            $ 784          $ 784

Class B                  $ 149         $ 649A           $ 462          $ 762A           $ 797          $ 997A

Class C                  $ 159         $ 259A           $ 493          $ 493            $ 850          $ 850

Institutional Class      $ 61          $ 61             $ 192          $ 192            $ 335          $ 335

Combined Fund
Class A                  $ 545         $ 545            $ 694          $ 694            $ 857          $ 857

Class T                  $ 429         $ 429            $ 597          $ 597            $ 779          $ 779

Class B                  $ 148         $ 648A           $ 459          $ 759A           $ 792          $ 992A

Class C                  $ 159         $ 259A           $ 493          $ 493            $ 850          $ 850

Institutional Class      $ 60          $ 60             $ 189          $ 189            $ 329          $ 329



                         After 10 Years

                         Account Open    Account Closed

Intermediate Municipal:  $ 1,554         $ 1,554
Class A

Class T                  $ 1,545         $ 1,545

Class B                  $ 1,500B        $ 1,500B

Class C                  $ 2,169         $ 2,169

Institutional Class      $ 1,037         $ 1,037

Municipal Income:
Class A                  $ 1,327         $ 1,327

Class T                  $ 1,317         $ 1,317

Class B                  $ 1,451C        $ 1,451C

Class C                  $ 1,856         $ 1,856

Institutional Class      $ 750           $ 750

Combined Fund
Class A                  $ 1,327         $ 1,327

Class T                  $ 1,305         $ 1,305

Class B                  $ 1,444C        $ 1,444C

Class C                  $ 1,856         $ 1,856

Institutional Class      $ 738           $ 738


A Reflects deduction of applicable CDSC.

B Reflects conversion of Class B shares to Class A shares after a maximum of four years.

C Reflects conversion of Class B shares to Class A shares after a maximum of seven years.

 These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Shareholder Transaction and Annual Class Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any class.

FORMS OF ORGANIZATION

 Intermediate Municipal and Municipal Income are diversified funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust on April 23, 1986. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts trust, organized under the same Declaration of Trust, the rights of the security holders of Intermediate Municipal under state law and the governing documents are expected to remain unchanged after the Reorganization. For more information regarding shareholder rights, refer to the section of Municipal Income's Statement of Additional Information (SAI) called "Description of the Trust."

INVESTMENT OBJECTIVES AND POLICIES

 Each fund is managed similarly, however, Intermediate Municipal has a more conservative investment objective than Municipal Income.
Intermediate Municipal seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. Municipal Income seeks to provide a high current yield exempt from federal income tax.

    Intermediate Municipal and Municipal Income have substantially
similar investment strategies.     Each fund normally invests at least
80% of total assets in investment-grade municipal debt securities (those of medium and high quality) whose interest is exempt from federal income tax. However, each fund may invest all of its assets in municipal securities whose interest is subject to the federal alternative minimum tax. In addition, each fund potentially invests more than 25% of its total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities. Each fund's assets are allocated among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities, depending on the relative value of each sector and maturity. In buying and selling securities, each security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer are analyzed. Each fund may use different techniques, such as buying and selling futures contracts, to increase or decrease each fund's exposure to factors that affect security values. If a fund's strategies do not work as intended, that fund may not achieve its objective.

 The funds differ in their average maturities and their benchmark indexes. Intermediate Municipal normally maintains a dollar-weighted average maturity between three and 10 years and its benchmark index is the Lehman Brothers 1-17 Year Municipal Bond Index, a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. Municipal Income has no set average maturity policy and its benchmark is the Lehman Brothers 3 Plus Year Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities of three years or more. As of October 31, 1999, the dollar-weighted average maturities of Intermediate Municipal and Municipal Income were 7.2 years and 12.9 years, respectively.

 Each fund can currently invest all of its assets in municipal securities whose interest is subject to the federal alternative minimum tax. As of October 31, 1999, 12.14% of Intermediate
Municipal's and 18.03% of Municipal Income's exempt-interest dividends were subject to the federal alternative minimum tax.

 Certain policies of each fund are fundamental and may not be changed without the approval of a vote of at least a majority of the outstanding voting securities of the fund. As a matter of fundamental policy, Intermediate Municipal seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. As a matter of fundamental policy, Municipal Income seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. In addition, as a matter of fundamental policy, each fund normally invests at least 80% of its assets in securities whose interest is exempt from federal income tax. There can be no assurance that either fund will achieve its objective. With the exception of fundamental policies, investment policies of the funds can be changed without shareholder approval. The differences between the funds discussed above, except as noted, could be changed without a vote of shareholders.

PERFORMANCE COMPARISONS OF THE FUNDS

 The following table compares the funds' annual total returns for the periods indicated (excluding the effect of sales loads) for Class T of each fund. Please note that total returns are based on past results and are not an indication of future performance.

Annual Total Returns for
Class T (periods ended
December 31)*

                          1996   1997    1998    1999**

Intermediate Municipal    3.89%  7.80%   5.08%  -1.50%

Municipal Income          2.95%  10.13%  6.22%  -2.93%

* Excluding sales charges.

** Through October 31, 1999.

 The following table compares the cumulative total returns for Class T of Intermediate Municipal to those for Class T of Municipal Income for the periods indicated (excluding the effect of sales loads). Please note that total returns are based on past results and are not an indication of future performance.

Cumulative Total Returns for
Class T (periods ended
October 31, 1999)*

                          1 year  3 years

Intermediate Municipal    -1.11%  13.07%

Municipal Income          -2.53%  14.78%

* Excluding sales charges.

 If FMR had not reimbursed certain class expenses, the total returns for Class T of Intermediate Municipal would have been lower.

 The tables above show that Municipal Income has generally experienced slightly higher returns than Intermediate Municipal in recent years, although Municipal Income's longer maturity may also involve greater volatility and interest rate risk. The differential in performance can be attributed primarily to the funds' historical differences in portfolio holdings resulting from differences in investment policies regarding average maturity. See "Comparison of Principal Risk Factors" for more information on average maturity.

 The following graph shows the value of a hypothetical $10,000 investment in Class T of each fund made on January 1, 1996, assuming all distributions are reinvested. The graph compares the cumulative returns of Class T of each fund on a monthly basis from January 1, 1996 to October 31, 1999, and illustrates the relative volatility of their performance over shorter periods of time.

                        FA Int Muni Inc         FA Muni Inc
                               00289           00220
          1995/12/29          10000.00        10000.00
          1996/01/31          10066.72        10054.55
          1996/02/29          10033.84        10038.97
          1996/03/29           9935.09         9826.85
          1996/04/30           9903.37          9787.6
          1996/05/31            9902.3         9776.06
          1996/06/28           9978.73         9889.94
          1996/07/31          10056.59         9954.58
          1996/08/30          10055.87         9976.25
          1996/09/30          10143.46        10065.77
          1996/10/31          10251.78        10184.19
          1996/11/29          10418.57        10334.68
          1996/12/31          10388.84        10294.95
          1997/01/31          10407.82        10341.16
          1997/02/28          10493.19        10442.33
          1997/03/31          10369.08        10327.36
          1997/04/30          10447.05        10414.05
          1997/05/30          10567.33        10538.28
          1997/06/30          10666.53        10670.21
          1997/07/31           10931.3        10974.59
          1997/08/29           10836.2        10883.54
          1997/09/30          10957.02        11017.52
          1997/10/31          11006.98        11089.82
          1997/11/28          11065.45        11150.49
          1997/12/31          11199.13        11338.21
          1998/01/30          11290.84        11447.48
          1998/02/27          11284.06        11460.09
          1998/03/31          11291.69        11487.85
          1998/04/30          11256.48        11429.27
          1998/05/29          11392.46        11604.44
          1998/06/30             11432        11647.07
          1998/07/31           11452.1        11672.76
          1998/08/31          11600.38        11849.16
          1998/09/30          11726.17        11986.93
          1998/10/30          11722.71        11993.78
          1998/11/30          11750.33        12027.47
          1998/12/31          11768.31        12043.21
          1999/01/29          11908.24        12174.76
          1999/02/26          11833.86        12099.49
          1999/03/31          11841.89        12097.62
          1999/04/30          11870.59        12122.77
          1999/05/28          11809.58        12042.44
          1999/06/30          11646.37        11852.16
          1999/07/30          11686.18        11898.49
          1999/08/31          11635.87        11806.49
          1999/09/30          11664.21         11811.7
          1999/10/29           11592.1         11689.9

 For additional information regarding the performance of Intermediate Municipal, see Attachment 2. For additional information regarding the performance of Municipal Income, see its applicable Prospectus.

COMPARISON OF OTHER POLICIES OF THE FUNDS

 DIVERSIFICATION. Each fund is a diversified fund. As a matter of fundamental policy, with respect to 75% of each fund's total assets, a fund may not invest more than 5% of its total assets in the securities of a single issuer, and a fund may not hold more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities.

 BORROWING. As a matter of fundamental policy, each fund may borrow money for temporary or emergency purposes, but not in an amount exceeding 33-1/3% of its total assets. For these purposes, each fund may borrow money from banks or from other funds advised by FMR, or through reverse repurchase agreements.

 LENDING. Neither fund currently intends to lend assets other than securities, except lending up to 15% of assets to a fund advised by FMR or an affiliate or by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitment of the sellers. As a matter of fundamental policy, each fund may not lend more than 33-1/3% of its total assets to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

 TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to the fund's investment strategy. Each fund also reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

 For more information about the risks and restrictions associated with these policies for Intermediate Municipal, see Attachment 2. For more information about the risks and restrictions associated with these
policies for Municipal Income, see its    applicable     Prospectus,
and for a more detailed discussion of Municipal Income's investments,
see the fund's SAI. Municipal Income's SAI    is     incorporated
herein by reference.

OPERATIONS OF MUNICIPAL INCOME FOLLOWING THE REORGANIZATION

 FMR does not expect Municipal Income to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the fund's management or to agents that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other agents will continue to serve Municipal Income in their current capacities. Christine Thompson is the current Portfolio Manager of Municipal Income.

 All of the current investments of Intermediate Municipal are permissible investments for Municipal Income. As explained above, however, Intermediate Municipal maintains a shorter average maturity than Municipal Income. If shareholders approve the Reorganization, FMR may sell certain of Intermediate Municipal's securities and invest in securities with longer maturities during the period between shareholder approval and the Closing Date. As a result, the average maturity of Intermediate Municipal may exceed its average maturity policy of between three and 10 years during that period. Transaction costs associated with portfolio adjustments to Intermediate Municipal and Municipal Income that occur between shareholder approval and the Closing Date will be borne by the fund that incurred them. Transaction costs associated with such adjustments that occur after the Closing Date will be borne by Municipal Income. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

PURCHASES AND REDEMPTIONS

 Each fund is open for business each day the NYSE is open.

 Except for the differences in sales charges across classes, the purchase policies for Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal and Municipal Income are identical. The redemption policies for each class of both funds are
also identical, with the exception    of     the differences in CDSCs
across classes.

 The price to buy one share of Class A or Class T of each fund is the class's offering price or the class's net asset value (NAV), depending on whether you pay a front-end sales charge. The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the applicable fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

 The price to buy one share of Class B, Class C, or Institutional
Class is the class's NAV.

 Shares are purchased at the next offering price or NAV, as applicable, calculated after your investment is received in proper form. A class's NAV is the value of a single share. Each class's NAV is normally calculated each business day at 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (the SEC).

 To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of a fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

 Each fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

 The price to sell one share of each class of each fund is the class's NAV, minus any applicable CDSC. Any applicable CDSC is calculated based on the original redemption amount. Shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received in proper form, normally calculated each business day at 4:00 p.m. Eastern time.

 Shareholders of Class B of Intermediate Municipal may, upon redemption, be assessed a CDSC which declines over 3 years from 3.00% to 0%. Shareholders of Class B of Municipal Income may, upon redemption, be assessed a CDSC which declines over 6 years from 5.00% to 0%. Shareholders of Class C of both funds may, upon redemption, be assessed a CDSC of 1.00% if they redeem within one year of the purchase date. For Class A purchases of both funds in the amount of
$25 million or more    or $1 million or more that qualify for a Class
A load waiver and     Class T purchases of both funds in the amount of
$1 million or more, investment professionals will be compensated with a finder's fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee was paid will bear a CDSC of 0.25% if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund, for a period of at least one uninterrupted year.

 It is the responsibility of your investment professional to transmit your order to buy or sell shares to Fidelity before the close of business on the day you place your order.
 For each class of each fund, the minimum initial investment amount is $2,500 and the minimum additional investment amount is $100. The minimum investment and balance requirements for shareholders of Intermediate Municipal will remain unchanged by the fund's Reorganization.

 On December 29, 1999, Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal closed to all new investments (except dividend reinvestments), pending the Reorganization. Shareholders of each class of Intermediate Municipal as of that date will no longer be able to purchase shares of each class of the fund except through the reinvestment of dividends and other distributions. Shareholders of each class of Intermediate Municipal may redeem shares through the Closing Date of the fund's Reorganization. If the Reorganization is approved, the purchase and redemption policies of the combined fund will remain unchanged.

 For additional information regarding purchases and redemptions for Intermediate Municipal, see Attachment 2. For additional information regarding purchases and redemption for Municipal Income, see its applicable Prospectus.

EXCHANGES

 An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

 The exchange privilege currently offered by each corresponding class of Intermediate Municipal and Municipal Income is the same and is not expected to change after the Reorganization. Class A and Class T shares of each fund may be exchanged for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If Class T shares of Intermediate Municipal or Municipal Income were purchased through certain investment professionals that have signed an agreement with FDC, those shareholders also have the privilege of exchanging Class T shares for shares of Fidelity Capital Appreciation Fund. Class B shares of each fund may be exchanged for the same class of shares of other Fidelity Advisor funds or Advisor B Class shares of Treasury Fund. Class C shares of each fund may be exchanged for the same class of shares of other Fidelity Advisor funds or Advisor C Class shares of Treasury Fund. Institutional Class shares of each fund may be exchanged for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds. Shareholders may be limited to four exchanges per calendar year out of a fund. Neither fund currently imposes a redemption fee. Shares that are exchanged retain the CDSC schedule in effect when they were originally bought, as applicable.

 For further information regarding exchanges for Intermediate
Municipal, see Attachment 2. For further information regarding
exchanges for Municipal Income, see its applicable    P    rospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

 Each fund earns interest, dividends, and other income from its investments, and distributes substantially all of this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments and distributes these gains (less any losses) to shareholders. Each fund declares income dividends daily and pays them monthly. Each fund normally pays capital gain distributions, if any, in December. On or before the Closing Date, Intermediate Municipal may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

 Intermediate Municipal will be required to recognize gain or loss on
Section 1256 contracts held by the fund on the last day of its taxable year which is October 31. If the Reorganization is approved, gains or losses of Section 1256 contracts held on the Closing Date will be recognized on the Closing Date.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

 Each fund has received an opinion of its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, except with respect to Section 1256 contracts, no gain or loss will be recognized by the funds or their shareholders as a result of the Reorganization. Please see the section entitled "Federal Income Tax Considerations" for more information.

 As of October 31, 1999, Intermediate Municipal and Municipal Income had net unrealized losses of approximately $846,000 and and $5,007,000, respectively. During the period between shareholder approval and the Closing Date, FMR may sell certain securities to make portfolio adjustments in connection with the Reorganization. Selling these securities may result in realization of capital gains by the selling fund, which, when distributed, would be taxable to the selling fund's shareholders.

 As of October 31, 1999, Intermediate Municipal had no capital loss carryforwards for federal income tax purposes. As of October 31, 1999, Municipal Income had a capital loss carryforward for federal income tax purposes of approximately $13,685,000. Under current federal tax law, Municipal Income may be limited to using only a portion, if any, of its capital loss carryforward or the capital loss carryforwards transferred by Intermediate Municipal at the time of the Reorganization ("capital loss carryforwards"). There is no assurance that Municipal Income will be able to realize sufficient capital gains to use the capital loss carryforwards before they expire. The capital loss carryforward attributable to Municipal Income will expire between October 31, 2003 and October 31, 2004.

COMPARISON OF PRINCIPAL RISK FACTORS

 Many factors affect each fund's performance. Each fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. Each fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of each fund, they could be worth more or less than what you paid for them.

 The main difference in the level of risk between the funds is the funds' interest rate risk. As noted above, Intermediate Municipal maintains a shorter average maturity than Municipal Income. FMR generally manages Intermediate Municipal so that it reacts to changes in interest rates similarly to municipal bonds with maturities between three and 10 years. Interest rate sensitivity refers to how much a fund is affected by changes in interest rates. Generally, bond prices go down when interest rates go up and vice versa. The effects of interest rate sensitivity generally are more pronounced for longer-term securities, and therefore generally more pronounced for funds which invest in longer-term securities. Thus, Municipal Income may have better performance than Intermediate Municipal during periods of falling interest rates but may have worse performance during periods of rising interest rates.

 The following factors can significantly affect each fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

 In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund could distribute income subject to federal income tax.

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
INTERMEDIATE MUNICIPAL AND MUNICIPAL INCOME.

REORGANIZATION PLAN

 The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached at Exhibit 1 to this Proxy Statement.

 The Agreement contemplates (a) Municipal Income acquiring as of the Closing Date all of the assets of Intermediate Municipal in exchange solely for Municipal Income Class Shares in each case based on the net asset value attributable to the corresponding class of Intermediate Municipal and the assumption by Municipal Income of Intermediate Municipal's liabilities; and (b) the distribution of Municipal Income Class Shares to the shareholders of the corresponding class of Intermediate Municipal as provided for in the Agreement.

 The assets of Intermediate Municipal to be acquired by Municipal Income include all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Intermediate Municipal, and any deferred or prepaid expenses shown as an asset on the books of Intermediate Municipal on the Closing Date. Municipal Income will assume from Intermediate Municipal all liabilities, debts, obligations, and duties of Intermediate Municipal of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in the Agreement; provided, however, that Intermediate Municipal will use its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business. Municipal Income also will deliver to Intermediate Municipal the number of full and fractional Municipal Income Class Shares having a net asset value equal to the value of the net assets of the corresponding class of Intermediate Municipal less the liabilities of Intermediate Municipal as of the Closing Date.

 The value of Intermediate Municipal's assets to be acquired by Municipal Income and the amount of its liabilities to be assumed by Municipal Income will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures
   described     in Attachment 2. The net asset value per share of
Municipal Income Class Shares will be determined as of the same time
using the valuation procedures    described     in the then-current
Prospectuses and SAI of Municipal Income.

 As of the Closing Date, Intermediate Municipal will distribute to its shareholders of record the Class A, Class T, Class B, Class C, and Institutional Class Shares of Municipal Income it received, so that each shareholder of the corresponding class of Intermediate Municipal will receive the number of full and fractional Class A, Class T, Class B, Class C, and Institutional Class shares of Municipal Income equal in value to the net asset value of shares of the corresponding class of Intermediate Municipal held by such shareholder on the Closing Date. Intermediate Municipal will be liquidated as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Municipal Income in the names of the Intermediate Municipal shareholders and by transferring thereto the Municipal Income Class Shares. Shareholders of Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal will receive shares of the corresponding class of Municipal Income equal in value to the shares of Intermediate Municipal they are surrendering, based upon the relative net asset values of Class A (Intermediate Municipal) to Class A (Municipal Income), Class T (Intermediate Municipal) to Class T (Municipal Income), Class B (Intermediate Municipal) to Class B (Municipal Income), Class C (Intermediate Municipal) to Class C (Municipal Income), and Institutional Class (Intermediate Municipal) to Institutional Class (Municipal Income), respectively, as of the Closing Date. Each Intermediate Municipal shareholder's account shall be credited with the respective number of full and fractional shares (rounded to the third decimal place) of Municipal Income due that shareholder. Municipal Income shall not issue certificates representing its shares in connection with such exchange.

 Accordingly, immediately after the Reorganization, each former Intermediate Municipal Class A, Class T, Class B, Class C, and Institutional Class shareholder will own shares of Class A, Class T, Class B, Class C, and Institutional Class, respectively, of Municipal Income equal to the net asset value of that shareholder's shares of Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal immediately prior to the Reorganization. The net asset value per share of each class of Municipal Income will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder interest.

 Any transfer taxes payable upon issuance of Municipal Income Class Shares in a name other than that of the registered holder of the shares on the books of Intermediate Municipal as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Intermediate Municipal is and will continue to be its responsibility up to and including the Closing Date and such later date on which Intermediate Municipal is liquidated.

 Pursuant to its management contract with FMR, Intermediate Municipal will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation, provided the expenses do not exceed each class's voluntary expense cap. Expenses exceeding each class's voluntary expense cap will be paid by FMR. In addition, there may be some transaction costs associated with portfolio adjustments to Intermediate Municipal and Municipal Income due to the Reorganization prior to the Closing Date which will be borne by Intermediate Municipal and Municipal Income, respectively. Any transaction costs associated with portfolio adjustments to Intermediate Municipal and Municipal Income due to the Reorganization which occur after the Closing Date and any additional merger-related costs attributable to Municipal Income which occur after the Closing Date will be borne by Municipal Income. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments. See the section entitled "Federal Income Tax Considerations."

 The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the shareholders' interests may be made subsequent to the Meeting.

REASONS FOR THE REORGANIZATION

 The Board of Trustees (the Board) of the funds have determined that the Reorganization is in the best interests of the shareholders of both funds and that the Reorganization will not result in a dilution of the interests of shareholders of either fund.

 In considering the Reorganization, the Board considered a number of factors, including the following:

 (1) the compatibility of the funds' investment objectives and policies;

 (2) the historical performance of each class of the funds;

 (3) the relative expense ratios of each class of the funds;

 (4) the costs to be incurred by each fund as a result of the Reorganization;

 (5) the tax consequences of the Reorganization;

 (6) the relative size of the funds;

 (7) the consolidation of similar funds;

 (8) the impact of changes to the Advisor Funds' offerings on the funds and their shareholders; and

 (9) the benefit to FMR and to the shareholders of the funds.

 FMR recommended the Reorganization to the Board at a meeting of the Board on October 14, 1999. In recommending the Reorganization, FMR advised the Board that the funds have generally similar investment policies and are generally managed similarly, except that Intermediate Municipal has a shorter maturity and a more conservative investment objective. FMR advised the Board that with its larger asset base, Municipal Income has been able to achieve lower expenses in all classes than Intermediate Municipal. FMR also advised the Board that Municipal Income's longer maturity may involve greater volatility and interest rate risk.

 The Board considered that the proposed merger would provide shareholders of Intermediate Municipal with a fund that has lower annual expenses and slightly stronger historical performance on a cumulative basis.

 The Board also considered that former shareholders of Intermediate Municipal will receive Municipal Income Class Shares equal to the value of their shares in the corresponding class of Intermediate Municipal. In addition, the Board considered that combining the funds may result in lower gross expenses.

 Finally, the Board considered the proposed Reorganization in the context of the general goal of consolidating the Advisor municipal bond fund product line. While the reduction of similar funds and funds with lower assets would potentially benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

 The trust is registered with the SEC as an open-end management investment company. The trust's Trustees are authorized to issue an unlimited number of shares of beneficial interest of separate series. Municipal Income is one of nine funds of the trust. Each share of a class of Municipal Income represents an equal proportionate interest with each other share of that class of the fund, and each share of that class of Municipal Income is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the fund is entitled to one vote for each dollar value of net asset value of the fund that the shareholder owns. Shares of Municipal Income have no preemptive or conversion rights (other than shares of Class B of Municipal Income that convert to shares of Class A of Municipal Income after seven years). The voting and dividend rights, the right of redemption, and the privilege of exchange for Intermediate Municipal are described in Attachment 2, and for Municipal Income, in the fund's Prospectuses. Shares are fully paid and nonassessable, except as set forth in Municipal Income's SAI under the heading "Shareholder Liability" and Attachment 2 under the heading "Shareholder Liability."

 The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

FEDERAL INCOME TAX CONSIDERATIONS

 The exchange of Intermediate Municipal's assets for Municipal Income Class Shares and the assumption of the liabilities of Intermediate Municipal by Municipal Income is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds have received an opinion from Kirkpatrick & Lockhart LLP, counsel to Intermediate Municipal and Municipal Income, substantially to the effect that:

 (i) The acquisition by Municipal Income of all of the assets of Intermediate Municipal solely in exchange for Municipal Income Class Shares and the assumption by Municipal Income of Intermediate Municipal's liabilities, followed by the distribution by Intermediate Municipal of Municipal Income Class Shares to the shareholders of the corresponding class of Intermediate Municipal pursuant to the liquidation of Intermediate Municipal and constructively in exchange for their Intermediate Municipal shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and Intermediate Municipal and Municipal Income will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

 (ii) No gain or loss will be recognized by Intermediate Municipal upon the transfer of all of its assets to Municipal Income in exchange solely for Municipal Income Class Shares and Municipal Income's assumption of Intermediate Municipal's liabilities, followed by Intermediate Municipal's subsequent distribution of those shares to shareholders of the corresponding class in liquidation of Intermediate Municipal;

 (iii) No gain or loss will be recognized by Municipal Income upon the receipt of the assets of Intermediate Municipal in exchange solely for Municipal Income Class Shares and its assumption of Intermediate
Municipal's liabilities;

 (iv) The shareholders of each class of Intermediate Municipal will recognize no gain or loss upon the exchange of their Intermediate
Municipal shares solely for Municipal Income Class Shares of the corresponding class;

 (v) The basis of Intermediate Municipal's assets in the hands of Municipal Income will be the same as the basis of those assets in the hands of Intermediate Municipal immediately prior to the Reorganization, and the holding period of those assets in the hands of Municipal Income will include the holding period of those assets in the hands of Intermediate Municipal;

 (vi) The basis of Intermediate Municipal shareholders in Municipal Income Class Shares will be the same as their basis in Intermediate Municipal shares of the corresponding class to be surrendered in exchange therefor; and

 (vii) The holding period of the Municipal Income Class Shares to be received by the Intermediate Municipal shareholders will include the period during which the Intermediate Municipal shares of the corresponding class to be surrendered in exchange therefor were held, provided such Intermediate Municipal shares were held as capital assets by those shareholders on the date of the Reorganization.

 Shareholders of Intermediate Municipal should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

 The following table shows the capitalization of the funds as of October 31, 1999 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

                         Net Assets     Net Asset Value Per Share  Shares Outstanding

Intermediate Municipal:  $ 2,572,343    $ 10.15                     253,436
 Class A

 Class T                 $ 50,431,715   $ 10.15                     4,968,378

 Class B                 $ 10,387,389   $ 10.14                     1,024,065

 Class C                 $ 2,561,719    $ 10.15                     252,268

 Institutional Class     $ 5,996,833    $ 10.15                     590,849

Municipal Income         $ 10,721,810   $ 11.69                     917,460
 Class A

 Class T                 $ 329,926,390  $ 11.70                     28,197,578

 Class B                 $ 63,464,208   $ 11.67                     5,438,241

 Class C                 $ 13,071,301   $ 11.70                     1,117,056

 Institutional Class     $ 3,430,780    $ 11.65                     294,537

Pro Forma Combined Fund  $ 13,294,153   $ 11.69                     1,137,506
 Class A

 Class T                 $ 380,358,105  $ 11.70                     32,507,981

 Class B                 $ 73,851,597   $ 11.67                     6,328,334

 Class C                 $ 15,633,020   $ 11.70                     1,336,006

 Institutional Class     $ 9,427,613    $ 11.65                     809,287


CONCLUSION

 The Agreement and the transactions provided for therein were approved by the Board at a meeting held on October 14, 1999. The Board of Trustees of Fidelity Advisor Series II determined that the proposed Reorganization is in the best interests of shareholders of each fund and that the interests of existing shareholders of Intermediate Municipal and Municipal Income would not be diluted as a result of the Reorganization. In the event that the Reorganization is not consummated, Intermediate Municipal will continue to engage in business as a fund of a registered investment company and FMR and the Board of Fidelity Advisor Series II will consider other proposals for the reorganization or liquidation of the fund.

ADDITIONAL INFORMATION ABOUT MUNICIPAL INCOME

 The applicable Prospectus for Municipal Income, dated December 29, 1999, is enclosed with this Proxy Statement. Municipal Income's Prospectuses are incorporated herein by reference. The Prospectuses contain additional information about the fund including its investment objective and policies, investment adviser, advisory fees and expenses, organization, and procedures for purchasing and redeeming shares. The Prospectuses also contain Municipal Income's financial highlights for the fiscal year ended October 31, 1999, as shown below:

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.540  $ 12.150  $ 11.740   $ 11.630
period

Income from Investment
Operations

Net interest income               .567      .571      .583 D     .105 D, E

Net realized and unrealized       (.850)    .390      .445       .109
gain (loss)

Total from investment             (.283)    .961      1.028      .214
operations

Less Distributions

From net interest income          (.567)    (.571)    (.616) E   (.104)

In excess of net interest         -         -         (.002)     -
income

Total distributions               (.567)    (.571)    (.618)     (.104)

Net asset value, end of period   $ 11.690  $ 12.540  $ 12.150   $ 11.740

TOTAL RETURN B, C                 (2.36)%   8.07%     9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,722  $ 6,721   $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average      .72%      .90% G    .90% G     .90% A, G
net assets

Ratio of net interest income      4.62%     4.57%     4.87%      5.73% A
to  average net assets

Portfolio turnover rate           23%       36%       36%        49%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO OCTOBER 31, 1996   .

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED OCTOBER 31,          1999       1998       1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.560   $ 12.150   $ 11.760   $ 11.880    $ 11.220
of period

Income from Investment
Operations

Net interest income               .555       .571       .597 B     .677 B, C   .700

Net realized and unrealized       (.860)     .410       .407       (.136)      .660
gain (loss)

Total from investment             (.305)     .981       1.004      .541        1.360
operations

Less Distributions

From net interest income          (.555)     (.571)     (.612) C   (.661)      (.700)

In excess of net interest         -          -          (.002)     -           -
income

Total distributions               (.555)     (.571)     (.614)     (.661)      (.700)

Net asset value, end of period   $ 11.700   $ 12.560   $ 12.150   $ 11.760    $ 11.880

TOTAL RETURN A                    (2.53)%    8.15%      8.89%      4.68%       12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 329,926  $ 380,325  $ 392,075  $ 480,432   $ 565,131
(000 omitted)

Ratio of expenses to average      .81%       .87%       .89%       .89%        .91%
net assets

Ratio of net interest income      4.51%      4.62%      5.04%      5.74%       6.06%
to average net assets

Portfolio turnover rate           23%        36%        36%        49%         37%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

B NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

C NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.530  $ 12.130  $ 11.740   $ 11.860    $ 11.210
of period

Income from Investment
Operations

Net interest income               .476      .491      .515 C     .596 C, D   .612

Net realized and unrealized       (.860)    .400      .416       (.136)      .650
gain (loss)

Total from investment             (.384)    .891      .931       .460        1.262
operations

Less Distributions

From net interest income          (.476)    (.491)    (.539) D   (.580)      (.612)

In excess of net interest         -         -         (.002)     -           -
income

Total distributions               (.476)    (.491)    (.541)     (.580)      (.612)

Net asset value, end of period   $ 11.670  $ 12.530  $ 12.130   $ 11.740    $ 11.860

TOTAL RETURN A, B                 (3.16)%   7.47%     8.15%      3.98%       11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 63,464  $ 55,032  $ 41,024   $ 39,389    $ 32,395
(000 omitted)

Ratio of expenses to average      1.46%     1.53%     1.56%      1.57%       1.86% E
net assets

Ratio of net interest income      3.88%     3.96%     4.35%      5.06%       5.18%
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED OCTOBER 31,          1999      1998 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.560  $ 12.130
period

Income from Investment
Operations

Net interest income               .465      .455

Net realized and unrealized       (.860)    .430
gain (loss)

Total from investment             (.395)    .885
operations

Less Distributions

From net interest income          (.465)    (.455)

Net asset value, end of period   $ 11.700  $ 12.560

TOTAL RETURN B, C                 (3.24)%   7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,071  $ 7,031
(000 omitted)

Ratio of expenses to average      1.56%     1.75% A, E
net assets

Ratio of net interest income      3.79%     3.60% A
to average net assets

Portfolio turnover rate           23%       36%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO OCTOBER 31, 1998   .

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED OCTOBER 31,          1999      1998      1997       1996        1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.510  $ 12.120  $ 11.720   $ 11.880    $ 11.700
of period

Income from Investment
Operations

Net interest income               .584      .592      .609 D     .707 D, E   .232

Net realized and unrealized       (.860)    .390      .464       (.197)      .180
gain (loss)

Total from investment             (.276)    .982      1.073      .510        .412
operations

Less Distributions

From net interest income          (.584)    (.592)    (.671) E   (.670)      (.232)

In excess of net interest         -         -         (.002)     -           -
income

Total distributions               (.584)    (.592)    (.673)     (.670)      (.232)

Net asset value, end of period   $ 11.650  $ 12.510  $ 12.120   $ 11.720    $ 11.880

TOTAL RETURN B, C                 (2.31)%   8.28%     9.44%      4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,431   $ 3,741   $ 1,511    $ 927       $ 154
(000 omitted)

Ratio of expenses to average      .60%      .75% G    .75% G     .75% G      .75% A, G
net assets

Ratio of net interest income      4.75%     4.75%     5.11%      5.88%       5.89% A
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

MISCELLANEOUS

 LEGAL MATTERS. Certain legal matters in connection with the issuance of Municipal Income Class A, Class T, Class B, Class C, and
Institutional Class shares have been passed upon by Kirkpatrick &
Lockhart LLP, counsel to the trust.

 EXPERTS. The audited financial statements of Intermediate Municipal and Municipal Income have been examined by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended October 31, 1999. The financial statements audited by PricewaterhouseCoopers LLP, have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

 AVAILABLE INFORMATION. Fidelity Advisor Series II is subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports, proxy material, and other information with the SEC. Such reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington D.C. 20549 and 7 World Trade Center, New York, NY 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates.

 NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Fidelity Advisor Series II, in care of Client Services at 1-800-843-3001, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

ATTACHMENT 1

EXCERPTS FROM THE ANNUAL REPORTS OF FIDELITY ADVISOR

MUNICIPAL INCOME FUND

DATED OCTOBER 31, 1999

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Adv Municipal Income    -2.36%       6.22%         7.20%
- CL A

Fidelity Adv Municipal Income    -6.99%       5.19%         6.68%
- CL A  (incl. 4.75% sales
charge)

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Municipal Income -CL A   LB Municipal Bond
             00257                       LB015
  1989/10/31       9525.00                    10000.00
  1989/11/30       9642.26                    10175.00
  1989/12/31       9733.93                    10258.23
  1990/01/31       9749.29                    10209.71
  1990/02/28       9819.16                    10300.58
  1990/03/31       9880.76                    10303.67
  1990/04/30       9790.39                    10229.07
  1990/05/31       9991.02                    10452.37
  1990/06/30      10108.74                    10544.24
  1990/07/31      10264.65                    10699.25
  1990/08/31      10195.39                    10543.89
  1990/09/30      10267.89                    10549.90
  1990/10/31      10408.86                    10741.28
  1990/11/30      10667.13                    10957.28
  1990/12/31      10735.18                    11004.95
  1991/01/31      10860.12                    11152.64
  1991/02/28      10943.62                    11249.66
  1991/03/31      11007.96                    11253.71
  1991/04/30      11187.20                    11403.39
  1991/05/31      11325.48                    11504.76
  1991/06/30      11351.84                    11493.37
  1991/07/31      11498.63                    11633.36
  1991/08/31      11602.47                    11786.57
  1991/09/30      11738.56                    11940.04
  1991/10/31      11868.63                    12047.50
  1991/11/30      11913.28                    12081.11
  1991/12/31      12042.85                    12340.37
  1992/01/31      12176.34                    12368.51
  1992/02/29      12242.49                    12372.46
  1992/03/31      12303.91                    12377.04
  1992/04/30      12414.96                    12487.20
  1992/05/31      12526.33                    12634.17
  1992/06/30      12698.09                    12846.17
  1992/07/31      13140.25                    13231.30
  1992/08/31      13038.49                    13102.30
  1992/09/30      13119.86                    13187.98
  1992/10/31      12961.53                    13058.35
  1992/11/30      13221.30                    13292.22
  1992/12/31      13380.71                    13427.94
  1993/01/31      13607.04                    13584.10
  1993/02/28      14087.51                    14075.44
  1993/03/31      13940.58                    13926.66
  1993/04/30      14088.41                    14067.18
  1993/05/31      14205.08                    14146.24
  1993/06/30      14432.83                    14382.34
  1993/07/31      14443.55                    14401.18
  1993/08/31      14815.55                    14701.01
  1993/09/30      15020.71                    14868.46
  1993/10/31      15028.77                    14897.15
  1993/11/30      14881.89                    14765.91
  1993/12/31      15225.54                    15077.62
  1994/01/31      15402.83                    15249.80
  1994/02/28      14995.73                    14854.83
  1994/03/31      14196.41                    14249.95
  1994/04/30      14290.61                    14370.79
  1994/05/31      14375.12                    14495.38
  1994/06/30      14322.20                    14406.81
  1994/07/31      14580.55                    14670.89
  1994/08/31      14603.45                    14721.65
  1994/09/30      14374.69                    14505.54
  1994/10/31      14122.70                    14247.92
  1994/11/30      13668.66                    13990.32
  1994/12/31      13999.94                    14298.24
  1995/01/31      14472.89                    14706.89
  1995/02/28      14862.84                    15134.56
  1995/03/31      14940.99                    15308.46
  1995/04/30      14990.10                    15326.52
  1995/05/31      15469.80                    15815.59
  1995/06/30      15348.45                    15678.00
  1995/07/31      15398.45                    15826.63
  1995/08/31      15554.23                    16027.31
  1995/09/30      15679.66                    16128.76
  1995/10/31      15888.38                    16363.27
  1995/11/30      16188.26                    16634.74
  1995/12/31      16331.19                    16794.60
  1996/01/31      16420.27                    16921.40
  1996/02/29      16394.84                    16807.18
  1996/03/31      16048.42                    16592.38
  1996/04/30      15984.31                    16545.43
  1996/05/31      15965.46                    16538.81
  1996/06/30      16151.45                    16718.92
  1996/07/31      16257.01                    16871.06
  1996/08/31      16292.40                    16867.01
  1996/09/30      16437.73                    17103.15
  1996/10/31      16599.97                    17296.58
  1996/11/30      16890.01                    17613.11
  1996/12/31      16827.29                    17539.14
  1997/01/31      16903.32                    17572.28
  1997/02/28      17054.66                    17733.60
  1997/03/31      16866.51                    17497.21
  1997/04/30      17008.53                    17643.66
  1997/05/31      17211.58                    17909.02
  1997/06/30      17427.39                    18099.75
  1997/07/31      17924.95                    18601.12
  1997/08/31      17761.26                    18426.82
  1997/09/30      17994.87                    18645.55
  1997/10/31      18097.79                    18765.44
  1997/11/30      18214.66                    18875.78
  1997/12/31      18508.35                    19151.18
  1998/01/31      18686.48                    19348.82
  1998/02/28      18692.48                    19354.62
  1998/03/31      18751.95                    19371.66
  1998/04/30      18655.47                    19284.29
  1998/05/31      18940.70                    19589.56
  1998/06/30      19009.91                    19666.74
  1998/07/31      19051.06                    19716.11
  1998/08/31      19338.44                    20020.72
  1998/09/30      19563.06                    20270.18
  1998/10/31      19558.88                    20269.77
  1998/11/30      19631.21                    20340.92
  1998/12/31      19658.83                    20392.18
  1999/01/31      19875.77                    20634.64
  1999/02/28      19754.51                    20544.47
  1999/03/31      19753.05                    20573.03
  1999/04/30      19795.75                    20624.25
  1999/05/31      19666.19                    20504.84
  1999/06/30      19357.01                    20209.57
  1999/07/31      19418.29                    20283.13
  1999/08/31      19269.45                    20120.87
  1999/09/30      19295.71                    20129.12
  1999/10/29      19098.05                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094513 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on October 31, 1989, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,098 - a 90.98% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Adv Municipal Income    -2.53%       6.21%         7.20%
- CL T

Fidelity Adv Municipal Income    -5.95%       5.46%         6.82%
- CL T  (incl. 3.50% sales
charge)

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Municipal Income -CL T   LB Municipal Bond
             00169                       LB015
  1989/10/31       9650.00                    10000.00
  1989/11/30       9768.80                    10175.00
  1989/12/31       9861.67                    10258.23
  1990/01/31       9877.23                    10209.71
  1990/02/28       9948.02                    10300.58
  1990/03/31      10010.43                    10303.67
  1990/04/30       9918.87                    10229.07
  1990/05/31      10122.14                    10452.37
  1990/06/30      10241.40                    10544.24
  1990/07/31      10399.36                    10699.25
  1990/08/31      10329.19                    10543.89
  1990/09/30      10402.64                    10549.90
  1990/10/31      10545.46                    10741.28
  1990/11/30      10807.12                    10957.28
  1990/12/31      10876.06                    11004.95
  1991/01/31      11002.64                    11152.64
  1991/02/28      11087.24                    11249.66
  1991/03/31      11152.42                    11253.71
  1991/04/30      11334.01                    11403.39
  1991/05/31      11474.11                    11504.76
  1991/06/30      11500.82                    11493.37
  1991/07/31      11649.53                    11633.36
  1991/08/31      11754.73                    11786.57
  1991/09/30      11892.61                    11940.04
  1991/10/31      12024.39                    12047.50
  1991/11/30      12069.62                    12081.11
  1991/12/31      12200.89                    12340.37
  1992/01/31      12336.14                    12368.51
  1992/02/29      12403.16                    12372.46
  1992/03/31      12465.38                    12377.04
  1992/04/30      12577.88                    12487.20
  1992/05/31      12690.72                    12634.17
  1992/06/30      12864.73                    12846.17
  1992/07/31      13312.69                    13231.30
  1992/08/31      13209.60                    13102.30
  1992/09/30      13292.04                    13187.98
  1992/10/31      13131.63                    13058.35
  1992/11/30      13394.81                    13292.22
  1992/12/31      13556.31                    13427.94
  1993/01/31      13785.61                    13584.10
  1993/02/28      14272.39                    14075.44
  1993/03/31      14123.53                    13926.66
  1993/04/30      14273.30                    14067.18
  1993/05/31      14391.50                    14146.24
  1993/06/30      14622.24                    14382.34
  1993/07/31      14633.10                    14401.18
  1993/08/31      15009.98                    14701.01
  1993/09/30      15217.84                    14868.46
  1993/10/31      15226.00                    14897.15
  1993/11/30      15077.19                    14765.91
  1993/12/31      15425.35                    15077.62
  1994/01/31      15604.97                    15249.80
  1994/02/28      15192.53                    14854.83
  1994/03/31      14382.72                    14249.95
  1994/04/30      14478.15                    14370.79
  1994/05/31      14563.77                    14495.38
  1994/06/30      14510.15                    14406.81
  1994/07/31      14771.89                    14670.89
  1994/08/31      14795.10                    14721.65
  1994/09/30      14563.33                    14505.54
  1994/10/31      14308.04                    14247.92
  1994/11/30      13848.04                    13990.32
  1994/12/31      14183.66                    14298.24
  1995/01/31      14662.82                    14706.89
  1995/02/28      15057.90                    15134.56
  1995/03/31      15137.07                    15308.46
  1995/04/30      15186.82                    15326.52
  1995/05/31      15672.82                    15815.59
  1995/06/30      15549.87                    15678.00
  1995/07/31      15600.53                    15826.63
  1995/08/31      15758.35                    16027.31
  1995/09/30      15885.43                    16128.76
  1995/10/31      16096.89                    16363.27
  1995/11/30      16400.70                    16634.74
  1995/12/31      16545.51                    16794.60
  1996/01/31      16635.76                    16921.40
  1996/02/29      16610.00                    16807.18
  1996/03/31      16259.03                    16592.38
  1996/04/30      16194.08                    16545.43
  1996/05/31      16174.98                    16538.81
  1996/06/30      16363.41                    16718.92
  1996/07/31      16470.36                    16871.06
  1996/08/31      16506.21                    16867.01
  1996/09/30      16654.34                    17103.15
  1996/10/31      16850.26                    17296.58
  1996/11/30      17099.26                    17613.11
  1996/12/31      17033.52                    17539.14
  1997/01/31      17109.98                    17572.28
  1997/02/28      17277.37                    17733.60
  1997/03/31      17087.14                    17497.21
  1997/04/30      17230.58                    17643.66
  1997/05/31      17436.13                    17909.02
  1997/06/30      17654.41                    18099.75
  1997/07/31      18158.02                    18601.12
  1997/08/31      18007.37                    18426.82
  1997/09/30      18229.05                    18645.55
  1997/10/31      18348.67                    18765.44
  1997/11/30      18449.05                    18875.78
  1997/12/31      18759.65                    19151.18
  1998/01/31      18940.44                    19348.82
  1998/02/28      18961.30                    19354.62
  1998/03/31      19007.24                    19371.66
  1998/04/30      18910.32                    19284.29
  1998/05/31      19200.14                    19589.56
  1998/06/30      19270.68                    19666.74
  1998/07/31      19313.18                    19716.11
  1998/08/31      19605.05                    20020.72
  1998/09/30      19832.99                    20270.18
  1998/10/31      19844.33                    20269.77
  1998/11/30      19900.07                    20340.92
  1998/12/31      19926.10                    20392.18
  1999/01/31      20143.76                    20634.64
  1999/02/28      20019.22                    20544.47
  1999/03/31      20016.13                    20573.03
  1999/04/30      20057.74                    20624.25
  1999/05/31      19924.84                    20504.84
  1999/06/30      19610.01                    20209.57
  1999/07/31      19686.66                    20283.13
  1999/08/31      19534.44                    20120.87
  1999/09/30      19543.06                    20129.12
  1999/10/29      19341.54                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094545 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on October 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,342 - a 93.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Adv Municipal Income    -2.31%       6.36%         7.27%
- Inst CL

LB Municipal Bond                -1.77%       6.92%         7.13%

General Municipal Debt Funds     -4.18%       5.87%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Municipal Income -CL I   LB Municipal Bond
             00679                       LB015
  1989/10/31      10000.00                    10000.00
  1989/11/30      10123.11                    10175.00
  1989/12/31      10219.35                    10258.23
  1990/01/31      10235.47                    10209.71
  1990/02/28      10308.83                    10300.58
  1990/03/31      10373.50                    10303.67
  1990/04/30      10278.62                    10229.07
  1990/05/31      10489.26                    10452.37
  1990/06/30      10612.85                    10544.24
  1990/07/31      10776.54                    10699.25
  1990/08/31      10703.82                    10543.89
  1990/09/30      10779.93                    10549.90
  1990/10/31      10927.93                    10741.28
  1990/11/30      11199.08                    10957.28
  1990/12/31      11270.53                    11004.95
  1991/01/31      11401.70                    11152.64
  1991/02/28      11489.36                    11249.66
  1991/03/31      11556.91                    11253.71
  1991/04/30      11745.09                    11403.39
  1991/05/31      11890.27                    11504.76
  1991/06/30      11917.94                    11493.37
  1991/07/31      12072.05                    11633.36
  1991/08/31      12181.07                    11786.57
  1991/09/30      12323.95                    11940.04
  1991/10/31      12460.51                    12047.50
  1991/11/30      12507.38                    12081.11
  1991/12/31      12643.41                    12340.37
  1992/01/31      12783.56                    12368.51
  1992/02/29      12853.01                    12372.46
  1992/03/31      12917.49                    12377.04
  1992/04/30      13034.08                    12487.20
  1992/05/31      13151.00                    12634.17
  1992/06/30      13331.33                    12846.17
  1992/07/31      13795.53                    13231.30
  1992/08/31      13688.71                    13102.30
  1992/09/30      13774.13                    13187.98
  1992/10/31      13607.90                    13058.35
  1992/11/30      13880.63                    13292.22
  1992/12/31      14047.99                    13427.94
  1993/01/31      14285.60                    13584.10
  1993/02/28      14790.04                    14075.44
  1993/03/31      14635.78                    13926.66
  1993/04/30      14790.98                    14067.18
  1993/05/31      14913.47                    14146.24
  1993/06/30      15152.58                    14382.34
  1993/07/31      15163.83                    14401.18
  1993/08/31      15554.38                    14701.01
  1993/09/30      15769.78                    14868.46
  1993/10/31      15778.24                    14897.15
  1993/11/30      15624.03                    14765.91
  1993/12/31      15984.82                    15077.62
  1994/01/31      16170.95                    15249.80
  1994/02/28      15743.55                    14854.83
  1994/03/31      14904.37                    14249.95
  1994/04/30      15003.27                    14370.79
  1994/05/31      15091.99                    14495.38
  1994/06/30      15036.43                    14406.81
  1994/07/31      15307.66                    14670.89
  1994/08/31      15331.71                    14721.65
  1994/09/30      15091.53                    14505.54
  1994/10/31      14826.98                    14247.92
  1994/11/30      14350.30                    13990.32
  1994/12/31      14698.10                    14298.24
  1995/01/31      15194.64                    14706.89
  1995/02/28      15604.04                    15134.56
  1995/03/31      15686.08                    15308.46
  1995/04/30      15737.64                    15326.52
  1995/05/31      16241.26                    15815.59
  1995/06/30      16113.86                    15678.00
  1995/07/31      16169.29                    15826.63
  1995/08/31      16336.27                    16027.31
  1995/09/30      16499.20                    16128.76
  1995/10/31      16693.85                    16363.27
  1995/11/30      17024.88                    16634.74
  1995/12/31      17175.96                    16794.60
  1996/01/31      17270.83                    16921.40
  1996/02/29      17231.94                    16807.18
  1996/03/31      16882.51                    16592.38
  1996/04/30      16814.21                    16545.43
  1996/05/31      16753.01                    16538.81
  1996/06/30      16950.12                    16718.92
  1996/07/31      17062.62                    16871.06
  1996/08/31      17101.51                    16867.01
  1996/09/30      17256.28                    17103.15
  1996/10/31      17429.81                    17296.58
  1996/11/30      17768.23                    17613.11
  1996/12/31      17707.29                    17539.14
  1997/01/31      17764.39                    17572.28
  1997/02/28      17946.91                    17733.60
  1997/03/31      17758.06                    17497.21
  1997/04/30      17901.01                    17643.66
  1997/05/31      18123.66                    17909.02
  1997/06/30      18359.30                    18099.75
  1997/07/31      18890.63                    18601.12
  1997/08/31      18724.08                    18426.82
  1997/09/30      18961.09                    18645.55
  1997/10/31      19075.95                    18765.44
  1997/11/30      19202.93                    18875.78
  1997/12/31      19517.78                    19151.18
  1998/01/31      19710.75                    19348.82
  1998/02/28      19735.47                    19354.62
  1998/03/31      19769.01                    19371.66
  1998/04/30      19669.58                    19284.29
  1998/05/31      19973.88                    19589.56
  1998/06/30      20049.58                    19666.74
  1998/07/31      20095.74                    19716.11
  1998/08/31      20402.45                    20020.72
  1998/09/30      20659.14                    20270.18
  1998/10/31      20656.16                    20269.77
  1998/11/30      20718.50                    20340.92
  1998/12/31      20749.72                    20392.18
  1999/01/31      20981.34                    20634.64
  1999/02/28      20855.35                    20544.47
  1999/03/31      20856.37                    20573.03
  1999/04/30      20904.11                    20624.25
  1999/05/31      20769.09                    20504.84
  1999/06/30      20443.43                    20209.57
  1999/07/31      20510.64                    20283.13
  1999/08/31      20355.29                    20120.87
  1999/09/30      20385.45                    20129.12
  1999/10/29      20178.22                    19910.92
IMATRL PRASUN   SHR__CHT 19991031 19991115 094814 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $20,178 - a 101.78% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,911 - a 99.11% increase.

(Photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the 12-month period that ended October 31, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of-2.36%, -2.53%, -3.16% and -3.24%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned -4.18% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -1.77% for the same 12-month period.

A. For the 12-month period that ended October 31, 1999, the fund's Institutional Class shares had a total return of -2.31%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned -4.18% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -1.77% for the same 12-month period.

Q. RISING INTEREST RATES MADE IT A FAIRLY DIFFICULT AND VOLATILE YEAR FOR MUNICIPAL BONDS. WHY DID THE FUND OUTPERFORM ITS PEERS?

A. The fund's outperformance of its peers was in part due to duration management. In keeping with Fidelity's investment approach, I managed the fund's duration - a measure of its interest-rate sensitivity - to be in line with the municipal market as a whole, as reflected by the Lehman Brothers Municipal Bond Index. As a result, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road, because I don't believe that anyone can do so with any accuracy over time. But other funds in the peer group do actively manage duration and some increased their interest-rate sensitivity, which likely caused their returns to suffer when interest rates rose.

Q. WHICH BOND MATURITIES DID YOU FAVOR?

A. I emphasized intermediate-maturity bonds - those set to mature within five to 15 years - which also was a plus for the fund's performance. Although they were a disappointment early on, they bounced back more recently. Initially, intermediates suffered primarily from reduced demand and increased supply at the hands of relatively heavy selling from some specific types of institutional investors. In contrast, relatively strong demand from individual investors helped to support the performance of shorter- and longer-term bonds. Based on Fidelity's quantitative models, intermediates offered the most attractive value for their given interest-rate sensitivity and their total return potential. The fund's focus on this maturity range worked in its favor during the past several months because institutional investors came back into the market with purchases of intermediate securities.

Q. THE FUND ALSO HAD A RELATIVELY LARGE EXPOSURE TO "PREMIUM" BONDS. WHAT ARE PREMIUMS AND WHY WERE THEY ATTRACTIVE?

A. Premium coupon bonds pay interest rates above prevailing market rates and trade at prices above face - or par - value. One appealing aspect of premiums was that they were insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds as interest rates rose.

Q. WHERE DID YOU FIND ATTRACTIVE OPPORTUNITIES?

A. I found some attractive opportunities in the education sector and bought bonds backed by colleges and universities. Education bonds offer diversification from the economically sensitive areas of the market - such as general obligation bonds. In addition, demographic trends support a growing number of students seeking to obtain advanced degrees over the next several years. I also found opportunities in the health care and utilities sectors, both of which are undergoing a wave of consolidation. I looked for bonds I felt could benefit from consolidation, either by being acquired or affiliating with a stronger entity, through the restructuring of debt.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET AND THE FUND?

A. At the end of the period, municipals were priced attractively compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will be the direction of interest rates, which I don't spend time trying to forecast. Rather, I look for attractively priced bonds that I believe will outperform, no matter where interest rates end up.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH OCTOBER 31, 1999. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS.

ATTACHMENT 2

INTERMEDIATE MUNICIPAL - SUPPLEMENTAL INFORMATION

 This Attachment contains supplemental information about Fidelity Advisor Intermediate Municipal Income Fund (the fund or Intermediate Municipal), including policies, investment adviser, advisory fees and expenses, organization, and procedures for purchasing and redeeming shares.

PERFORMANCE

 The following information illustrates the changes in Intermediate Municipal's performance from year to year and compares Class T's and Institutional Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. The fund also compares its performance to the performance of an additional index over various periods of time. Data for the additional index is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

The following information illustrates the changes in Intermediate Municipal's performance from year to year and compares Class T's and Institutional Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. The fund also compares its performance to the performance of an additional index over various periods of time. Data for the additional index is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

 The returns in the chart for Class T shares do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns for Class T shares would be lower than those shown.

CLASS T

Calendar Years                  1993   1994    1995    1996   1997   1998

                                9.43%  -5.68%  14.20%  3.89%  7.80%  5.08%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 9.43
Row: 6, Col: 1, Value: -5.68
Row: 7, Col: 1, Value: 14.2
Row: 8, Col: 1, Value: 3.89
Row: 9, Col: 1, Value: 7.8
Row: 10, Col: 1, Value: 5.08

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR
INTERMEDIATE MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 6.27% (QUARTER ENDING MARCH 31, 1995) AND THE LOWEST RETURN FOR A
QUARTER WAS -5.44% (QUARTER ENDING MARCH 31, 1994).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS T OF
ADVISOR INTERMEDIATE MUNICIPAL INCOME WAS -0.88%.

INSTITUTIONAL CLASS

Calendar Years       1989   1990   1991   1992   1993   1994    1995    1996   1997   1998

                     7.79%  6.37%  9.64%  7.28%  9.94%  -5.43%  14.37%  4.15%  8.07%  5.29%



Percentage (%)
Row: 1, Col: 1, Value: 7.79
Row: 2, Col: 1, Value: 6.37
Row: 3, Col: 1, Value: 9.639999999999999
Row: 4, Col: 1, Value: 7.28
Row: 5, Col: 1, Value: 9.94
Row: 6, Col: 1, Value: -5.430000000000001
Row: 7, Col: 1, Value: 14.37
Row: 8, Col: 1, Value: 4.15
Row: 9, Col: 1, Value: 8.07
Row: 10, Col: 1, Value: 5.29

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR INTERMEDIATE MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 6.22% (QUARTER ENDING MARCH 31, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -5.46% (QUARTER ENDING MARCH 31, 1994).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR INTERMEDIATE MUNICIPAL INCOME WAS -0.74%.

AVERAGE ANNUAL RETURNS

 The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge
(CDSC).

For the periods ended          Past 1 year  Past 5 years  Past 10 years/Life of Class
December 31, 1998

Advisor Intermediate            1.18%       n/a            5.31%A
Municipal Income - Class A

Advisor Intermediate            2.19%        4.27%         5.12%B
Municipal Income - Class T

Advisor Intermediate            1.35%       n/a            5.81%C, E
Municipal Income - Class B

Advisor Intermediate            3.32%       n/a            5.32%D
Municipal Income - Class C

Advisor Intermediate            5.29%        5.09%         6.63%
Municipal Income -
Institutional Class

Lehman Brothers Municipal       6.48%        6.22%         8.22%
Bond Index

Lehman Brothers 1-17 Year       6.28%        5.92%        n/a
Municipal Bond Index

Lipper Intermediate Municipal   5.35 %       5.17%         6.88%
Debt Funds Average


A FROM SEPTEMBER 3, 1996.

B FROM SEPTEMBER 10, 1992.

C FROM JUNE 30, 1994.

D FROM NOVEMBER 3, 1997.

E RETURNS REFLECT THE CONVERSION OF CLASS B    SHARES     TO CLASS A
SHARES AFTER A MAXIMUM OF FOUR YEARS.

 If Fidelity Management & Research Company (FMR) had not reimbursed certain class expenses during these periods, the returns for Class A, Class T, Class B, Class C, and Institutional Class would have been lower.

 The Lehman Brothers 1-17 Year Municipal Bond Index is a market value-weighted index of investment-grade municipal bond with maturities between one and 17 years.

 The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

 Lipper Intermediate Municipal Debt Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

BUYING AND SELLING SHARES

GENERAL INFORMATION

 For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

 You may buy or sell Class A, Class T, Class B, Class C, and Institutional Class shares of the fund through an investment professional. When you invest through an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, Class C, and Institutional Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, Class C, and Institutional Class shares of the fund, including a transaction fee if you buy or sell Class A, Class T, Class B, Class C, and Institutional Class shares of the fund through a broker or other investment professional.

 Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

 The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

 When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

 Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

 Certain financial institutions that meet creditworthiness criteria
established by    Fidelity Distributors Corporation (    FDC   )
may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

 Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

 The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

 Institutional Class shares are offered only to:

 1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

 2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

 3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

 4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

 5. Fidelity Trustees and employees; and

 6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

 For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

MINIMUMS

TO OPEN AN ACCOUNT                $2,500
Through regular investment plansA $100
TO ADD TO AN ACCOUNT              $100
MINIMUM BALANCE                   $1,000

A AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

 The fund may waive or lower purchase minimums.

 Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

 PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

 PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information," above.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information," above.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.

                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from certain other Fidelity
                             funds. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information,"
                             above, to set up your
                             account and to arrange a
                             wire transaction.

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program (for Class
                             A, Class T, Class B, and
                             Class C) to exchange from
                             certain Fidelity money
                             market funds or a Fidelity
                             Advisor fund.

SELLING SHARES

 If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

 Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 15 or 30 days, depending on the type of account;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

 You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

 When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

 To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information,"
                             above, to initiate a wire
                             transaction or to request a
                             check for your redemption.

                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             certain other Fidelity
                             funds. Call your investment
                             professional or call
                             Fidelity at the appropriate
                             number found in "General
                             Information," above.

MAIL Fidelity Investments    INDIVIDUAL, JOINT TENANT,
P.O. Box 770002 Cincinnati,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information,"
                             above, for instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of another
                             Fidelity Advisor fund or to
                             certain Fidelity funds (for
                             Class A, Class T, Class B,
                             and Class T only).

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class A, Class T, Class
                             B, Class C, and
                             Institutional Class account.


EXCHANGING SHARES

 You should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Any exchanges of Class A, Class T, Class B and Class C shares are not subject to a CDSC.

 The fund may terminate or modify the exchange privileges in the future.

 Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

 The following features are available to buy and sell shares of the fund.

 AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO THE FUND.

MINIMUM MINIMUM                    FREQUENCY                    PROCEDURES
INITIAL ADDITIONAL                 Monthly, bimonthly,          (small solid bullet) To set
$100    $100                       quarterly, or semi-annually  up for a new account,
                                                                complete the appropriate
                                                                section on the application.

                                                                (small solid bullet) To set
                                                                up for existing accounts,
                                                                call your investment
                                                                professional or call
                                                                Fidelity at the appropriate
                                                                number found in "General
                                                                Information," above, for an
                                                                application.

                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information,"
                                                                above. Call at least 10
                                                                business days prior to your
                                                                next scheduled investment
                                                                date.

TO DIRECT DISTRIBUTIONS FROM
A FIDELITY DEFINED TRUST TO
CLASS T OF THE FUND.

MINIMUM    MINIMUM                                              PROCEDURES
INITIAL    ADDITIONAL                                           (small solid bullet) To set
Not        Not                                                  up for a new or existing
Applicable Applicable                                           account, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information,"
                                                                above, for the appropriate
                                                                enrollment form.

                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information," above.

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CERTAIN FIDELITY
MONEY MARKET FUNDS TO CLASS
A, CLASS T, CLASS B OR CLASS
C OF THE FUND OR FROM CLASS
A, CLASS T, CLASS B OR CLASS
C OF THE FUND TO THE SAME
CLASS OF ANOTHER FIDELITY
ADVISOR FUND.

MINIMUM                            FREQUENCY                    PROCEDURES
$100                               Monthly, quarterly,          (small solid bullet) To set
                                   semi-annually, or annually   up, call your investment
                                                                professional or call
                                                                Fidelity at the appropriate
                                                                number found in "General
                                                                Information," above, after
                                                                both accounts are opened.

                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information,"
                                                                above. Call at least 2
                                                                business days prior to your
                                                                next scheduled exchange date.

                                                                (small solid bullet) The
                                                                account from which the
                                                                exchanges are to be
                                                                processed must have a
                                                                minimum balance of $10,000.
                                                                The account into which the
                                                                exchange is being processed
                                                                must have a minimum balance
                                                                of $1,000.


FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS A, CLASS T, CLASS
B, CLASS C, OR INSTITUTIONAL
CLASS ACCOUNT TO YOU OR TO
YOUR BANK CHECKING ACCOUNT.


MINIMUM  MAXIMUM  FREQUENCY                     PROCEDURES
$100     $50,000  Class A, Class T, and         (small solid bullet) Accounts
                  Institutional Class:          with a value of $10,000 or
                  Monthly, quarterly, or        more in Class A, Class T,
                  semi-annually                 Class B, Class C, or
                  Class B and Class C: Monthly  Institutional Class shares
                  or quarterly                  are eligible for this program.

                                                (small solid bullet) To set
                                                up, call your investment
                                                professional or call
                                                Fidelity at the appropriate
                                                number found in "General
                                                Information," above, for
                                                instructions.

                                                (small solid bullet) To make
                                                changes, call your
                                                investment professional or
                                                call Fidelity at the
                                                appropriate number found in
                                                "General Information,"
                                                above. Call at least 10
                                                business days prior to your
                                                next scheduled withdrawal
                                                date.

                                                (small solid bullet)
                                                Aggregate redemptions per
                                                12-month period from your
                                                Class B or Class C account
                                                may not exceed 10% of the
                                                account value and are not
                                                subject to a CDSC; and you
                                                may set your withdrawal
                                                amount as a percentage of
                                                the value of your account or
                                                a fixed dollar amount.

                                                (small solid bullet) Because
                                                of Class A's and Class T's
                                                front-end sales charge, you
                                                may not want to set up a
                                                systematic withdrawal plan
                                                during a period when you are
                                                buying Class A or Class T
                                                shares on a regular basis.


 OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information," above, before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information," above.

POLICIES

 The following policies apply to you as a shareholder.

 STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

 To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

 You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

 When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

 If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.

 Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

EARNING DIVIDENDS

 Shares purchased by an automated purchase order begin to earn dividends on the day your payment is received. Shares purchased by all other purchase orders begin to earn dividends on the first business day following the day your payment is received.

 Shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

 When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

4. DIRECTED DIVIDENDS OPTION. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

 Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

 If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

 As with any investment, your investment in the fund could have tax consequences for you.

        TAXES ON DISTRIBUTIONS. The fund seeks to earn income and pay dividends exempt from federal income tax.

 Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

 For federal tax purposes, the fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

 If the fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

 If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

 Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in the same class of shares of another Fidelity Advisor fund or shares of certain Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

 TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

FUND MANAGEMENT

 FMR is the fund's manager. Its address is 82 Devonshire Street, Boston, MA 02109.

 As of March 25, 1999, FMR had approximately $521.7 billion in discretionary assets under management.

 As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

 Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

 FIMM is an affiliate of FMR. As of March 29, 1999, FIMM had approximately $159.8 billion in discretionary assets under management.

 Norm Lind is vice president and manager of Intermediate Municipal, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.

 The fund's management fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

 For October 1999, the group fee rate was 0.1289%. The individual fund fee rate is 0.25%.

 The total management fee for the fiscal year ended October 31, 1999 was 0.38% of the fund's average net assets.

 FMR pays FIMM for providing assistance with investment advisory services.

 FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

 From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

 Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

FUND DISTRIBUTION

 The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

 FDC distributes each class's shares.

 You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

 FDC collects the sales charge.

 The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

SALES CHARGES AND CONCESSIONS - CLASS A

                           Sales Charge

                           As a % of offering price  As an approximate % of net  Investment  professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               3.75%                     3.91%                       3.00%

$50,000 to $99,999          3.00%                     3.10%                       2.25%

$100,000 to $249,999        2.25%                     2.30%                       1.75%

$250,000 to $499,999        1.75%                     1.78%                       1.50%

$500,000 to $999,999        1.50%                     1.52%                       1.25%

$1,000,000 to $24,999,999   0.50%                     0.50%                       0.50%

$25,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION BELOW.
SALES CHARGES AND CONCESSIONS - CLASS T

                      Sales Charge

                      As a % of offering price  As an approximate % of net  Investment  professional
                                                amount invested             concession as % of offering
                                                                            price

Up to $49,999          2.75%                     2.83%                       2.25%

$50,000 to $99,999     2.25%                     2.30%                       2.00%

$100,000 to $249,999   1.75%                     1.78%                       1.50%

$250,000 to $499,999   1.50%                     1.52%                       1.25%

$500,000 to $999,999   1.00%                     1.01%                       0.75%

$1,000,000 or more     None*                     None*                       *


* SEE "FINDER'S FEE" SECTION BELOW.

 Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

 COMBINED PURCHASE. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B and Class C shares of any Fidelity Advisor fund and
(ii) Advisor B Class shares and Advisor C Class shares of Treasury
Fund.

 RIGHTS OF ACCUMULATION. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

 LETTER OF INTENT. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter:
(i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

 Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

From Date of Purchase           Contingent Deferred Sales
                                Charge

Less than 1 year                 3%

1 year to less than 2 years      2%

2 years to less than 3 years     1%

3 years to less than 4 years A   0%

A AFTER A MAXIMUM OF FOUR YEARS, CLASS B SHARES WILL CONVERT
AUTOMATICALLY TO CLASS A SHARES OF THE FUND.

 When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

 Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 2.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

 Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

 Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

 The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

 A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals; or

10. Purchased by the Fidelity Investments Charitable Gift Fund.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more. A member of the immediate family of a bank trust officer, a registered representative or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. Purchased by the Fidelity Investments Charitable Gift Fund.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

 To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

 To qualify for a Class B or Class C CDSC waiver, you must notify
Fidelity in advance of your redemption.

 FINDER'S FEE.

 Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

 To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption,
respectively.    Shares held by an insurance company separate account
will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% finder's fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

 REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B or Class C shares had not been redeemed.

 To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

 CONVERSION FEATURE. After a maximum of four years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

 DISTRIBUTION AND SERVICE PLANS. FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

 FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

 Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.

 For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

 Because 12b-1 fees are paid out of the assets of Class A, Class T, Class B, and Class C on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 In addition, each Distribution and Service Plan specifically recognizes that FMR may make payments from its management fee revenue,
past profits, or other resources to FDC    for expenses incurred in
connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those
services.     Currently, the Board of Trustees of the fund has
authorized such payments for Class A, Class T, Class B, and Class C.

 To receive sales concessions, finder's fees and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

 FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

 No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in the fund's Prospectus and in the related Statement of Additional Information. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC.

 SHAREHOLDER LIABILITY. The Declaration of Trust for Fidelity Advisor Series II contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

 The Declaration of Trust provides for indemnification out of the fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

FINANCIAL HIGHLIGHTS

 Intermediate Municipal's financial highlights for the fiscal year ended October 31, 1999, are shown below:

FINANCIAL HIGHLIGHTS - CLASS A

Years ended October 31,          1999      1998 H      1997 G    1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.600    $ 10.410  $ 10.160
period

Income from Investment
Operations

 Net interest income              .431      .411        .459      .113

 Net realized and unrealized      (.540)    .200        .191      .250
gain (loss)

 Total from investment            (.109)    .611        .650      .363
operations

Less Distributions

 From net interest income         (.431)    (.411)      (.459)    (.113)

 From net realized gain           (.080)    (.030)      (.001)    -

 Total distributions              (.511)    (.441)      (.460)    (.113)

Net asset value, end of period   $ 10.150  $ 10.770    $ 10.600  $ 10.410

TOTAL RETURN B, C                 (1.07)%   5.89%       6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,572   $ 1,082     $ 442     $ 103
(000 omitted)

Ratio of expenses to average      .85% E    .90% A, E   .90% E    .90% A, E
net assets

Ratio of net interest income      4.17%     4.19% A     4.37%     4.60% A
to average net assets

Portfolio turnover rate           19%       26% A, F    18%       35%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO NOVEMBER 30, 1996   .

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

G YEAR ENDED NOVEMBER 30   .

H ELEVEN MONTHS ENDED OCTOBER 31   .

FINANCIAL HIGHLIGHTS - CLASS T

Years ended October 31,          1999      1998 F      1997 G    1996 G    1995 G    1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.590    $ 10.410  $ 10.380  $ 9.400   $ 10.460
period

Income from Investment
Operations

 Net interest income              .427      .407        .449      .461      .451      .455

 Net realized   and               (.540)    .210        .181      .030      .980      (1.040)
unrealized gain (loss)

 Total from investment            (.113)    .617        .630      .491      1.431     (.585)
operations

Less Distributions

 From net interest income         (.427)    (.407)      (.449)    (.461)    (.451)    (.455)

 From net realized gain           (.080)    (.030)      (.001)    -         -         -

 In excess of net realized        -         -           -         -         -         (.020)
gain

 Total distributions              (.507)    (.437)      (.450)    (.461)    (.451)    (.475)

Net asset value, end of period   $ 10.150  $ 10.770    $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                 (1.11)%   5.94%       6.21%     4.89%     15.49%    (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 50,432  $ 60,070    $ 48,830  $ 56,729  $ 62,852  $ 57,382
(000 omitted)

Ratio of expenses to average      .90% D    .95% A, D   1.00% D   1.00% D   .94% D    .90% D
net assets

Ratio of net interest income      4.12%     4.15% A     4.32%     4.42%     4.56%     4.49%
to average net assets

Portfolio turnover rate           19%       26% A, E    18%       35%       53%       53%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

F ELEVEN MONTHS ENDED OCTOBER 31   .

G YEAR ENDED NOVEMBER 30   .

FINANCIAL HIGHLIGHTS - CLASS B

Years ended October 31,          1999      1998 G       1997 H    1996 H    1995 H    1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.760  $ 10.590     $ 10.410  $ 10.380  $ 9.400   $ 9.890
period

Income from Investment
Operations

 Net interest income              .353      .339         .382      .394      .373      .155

 Net realized and unrealized      (.540)    .200         .181      .030      .980      (.490)
 gain (loss)

 Total from investment            (.187)    .539         .563      .424      1.353     (.335)
operations

Less Distributions

 From net interest income         (.353)    (.339)       (.382)    (.394)    (.373)    (.155)

 From net realized gain           (.080)    (.030)       (.001)    -         -         -

 Total distributions              (.433)    (.369)       (.383)    (.394)    (.373)    (.155)

Net asset value, end of period   $ 10.140  $ 10.760     $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                 (1.81)%   5.17%        5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,387  $ 11,134     $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average      1.60% E   1.65% A, E   1.65% E   1.66% E   1.68% E   1.65% A, E
net assets

Ratio of net interest income      3.43%     3.45% A      3.67%     3.76%     3.71%     3.74% A
to average net assets

Portfolio turnover rate           19%       26% A, F     18%       35%       53%       53%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

G ELEVEN MONTHS ENDED OCTOBER 31   .

H YEAR ENDED NOVEMBER 30   .

FINANCIAL HIGHLIGHTS - CLASS C

Years ended October 31,          1999      1998 G       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.590     $ 10.550
period

Income from Investment
Operations

 Net interest income              .342      .328         .027

 Net realized and unrealized      (.540)    .210         .040
gain (loss)

 Total from investment            (.198)    .538         .067
operations

Less Distributions

 From net interest income         (.342)    (.328)       (.027)

 From net realized gain           (.080)    (.030)       -

 Total distributions              (.422)    (.358)       (.027)

Net asset value, end of period   $ 10.150  $ 10.770     $ 10.590

TOTAL RETURN B, C                 (1.91)%   5.16%        .63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,562   $ 1,137      $ 13
(000 omitted)

Ratio of expenses to average      1.70% E   1.75% A, E   1.75% A, E
net assets

Ratio of net interest income      3.34%     3.29% A      3.33% A
to average net assets

Portfolio turnover rate           19%       26% A, F     18%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

G ELEVEN MONTHS ENDED OCTOBER 31   .

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

Years ended October 31,          1999      1998 G      1997 H    1996 H    1995 H    1994 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.770  $ 10.590    $ 10.410  $ 10.360  $ 9.410   $ 10.460
period

Income from Investment
Operations

 Net interest income              .448      .427        .475      .487      .477      .481

 Net realized and unrealized      (.540)    .210        .181      .050      .950      (1.030)
 gain (loss)

 Total from investment            (.092)    .637        .656      .537      1.427     (.549)
operations

Less Distributions

 From net interest income         (.448)    (.427)      (.475)    (.487)    (.477)    (.481)

 From net realized gain           (.080)    (.030)      (.001)    -         -         -

 In excess of net realized        -         -           -         -         -         (.020)
gain

 Total distributions              (.528)    (.457)      (.476)    (.487)    (.477)    (.501)

Net asset value, end of period   $ 10.150  $ 10.770    $ 10.590  $ 10.410  $ 10.360  $ 9.410

TOTAL RETURN B, C                 (.92)%    6.14%       6.48%     5.36%     15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,997   $ 6,328     $ 6,098   $ 6,455   $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses to average      .70% D    .75% A, D   .75% D    .75% D    .70% D    .65% D
net assets

Ratio of expenses to average      .70%      .75% A      .75%      .74% E    .70%      .65%
net assets after expense
reductions

Ratio of net interest income      4.32%     4.36% A     4.57%     4.68%     4.96%     4.75%
to average net assets

Portfolio turnover rate           19%       26% A, F    18%       35%       53%       53%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

G ELEVEN MONTHS ENDED OCTOBER 31   .

H YEAR ENDED NOVEMBER 30   .

EXHIBIT 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

 THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of February 23, 2000, by and between Fidelity Advisor Intermediate Municipal Income Fund (Intermediate Municipal) and Fidelity Advisor Municipal Income Fund (Municipal Income), funds of Fidelity Advisor Series II (the trust). The trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Municipal Income and Intermediate Municipal may be referred to herein collectively as the Funds or each individually as the Fund.

 This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Intermediate Municipal to Municipal Income solely in exchange for shares of beneficial interest in Class A, Class T, Class B, Class C, and Institutional Class of Municipal Income (the Municipal Income Class Shares) in each case based upon the net asset value attributable to the corresponding class of Intermediate Municipal and the assumption by Municipal Income of Intermediate Municipal's liabilities; and (b) the constructive distribution of such shares by Intermediate Municipal to its shareholders of the corresponding class in complete liquidation and termination of Intermediate Municipal in exchange for all of Intermediate Municipal's outstanding shares. Intermediate Municipal shall receive shares of Class A, Class T, Class B, Class C, and Institutional Class of Municipal Income having a net asset value equal to the value of the net assets of Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal, respectively, on the Closing Date (as defined in Section 6), which shares Intermediate Municipal shall then distribute to its shareholders of the corresponding class. Shareholders of Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal will receive shares of the corresponding class of Municipal Income equal in value to the shares of Intermediate Municipal they are surrendering, based upon the relative net asset values of Class A (Intermediate Municipal) to Class A (Municipal Income), Class T (Intermediate Municipal) to Class T (Municipal Income), Class B (Intermediate Municipal) to Class B (Municipal Income), Class C (Intermediate Municipal) to Class C (Municipal Income), and Institutional Class (Intermediate Municipal) to Institutional Class (Municipal Income), respectively, as of the Closing Date. The foregoing transactions are referred to herein as the "Reorganization."

 In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF INTERMEDIATE MUNICIPAL.

 Intermediate Municipal represents and warrants to and agrees with Municipal Income that:

 (a) Intermediate Municipal is a series of Fidelity Advisor Series II, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

 (b) Fidelity Advisor Series II is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

 (c) The Prospectuses and Statement of Additional Information of
Intermediate Municipal, (dated    February 14, 2000    ), previously
furnished to Municipal Income, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Intermediate Municipal, threatened against Intermediate Municipal which assert liability on the part of Intermediate Municipal. Intermediate Municipal knows of no facts which might form the basis for the institution of such proceedings;

 (e) Intermediate Municipal is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Intermediate Municipal, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Intermediate Municipal is a party or by which Intermediate Municipal is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Intermediate Municipal is a party or is bound;

 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights (of each class), and the Schedule of Investments (including market values) of Intermediate Municipal at October 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been furnished to Municipal Income. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights (of each class) fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

 (g) Intermediate Municipal has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 1999 and those incurred in the ordinary course of Intermediate Municipal's business as an investment company since October 31, 1999;

 (h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Fidelity Advisor Series II on Form N-14 relating to the shares of Municipal Income issuable hereunder and the proxy statement of Intermediate Municipal included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Intermediate Municipal (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the prospectus filed
under the 1940 Act on    February 14, 2000     (the Prospectus)
(excerpts of which are included in Attachment 2 to the Proxy Statement), insofar as it relates to Intermediate Municipal, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (i) All material contracts and commitments of Intermediate Municipal (other than this Agreement) will be terminated without liability to Intermediate Municipal prior to the Closing Date (other than those made in connection with redemptions of Class A, Class T, Class B, Class C, and Institutional Class shares and the purchase and sale of portfolio securities made in the ordinary course of business);

 (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Intermediate Municipal of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto
Rico);

 (k) Intermediate Municipal has filed or will file all federal and state tax returns which, to the knowledge of Intermediate Municipal's officers, are required to be filed by Intermediate Municipal and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Intermediate Municipal's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

 (l) Intermediate Municipal has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

 (m) All of the issued and outstanding Class A, Class T, Class B, Class C, and Institutional Class shares of Intermediate Municipal are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding Class A, Class T, Class B, Class C, and Institutional Class shares of Intermediate Municipal will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders of each class submitted to Municipal Income in accordance with this Agreement;

 (n) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Intermediate Municipal will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Intermediate Municipal to be transferred to Municipal Income pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Intermediate Municipal's portfolio securities and any such other assets as contemplated by this Agreement, Municipal Income will acquire Intermediate Municipal's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Municipal Income) and without any restrictions upon the transfer thereof; and

 (o) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Intermediate Municipal, and this Agreement constitutes a valid and binding obligation of Intermediate Municipal enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF MUNICIPAL INCOME.

 Municipal Income represents and warrants to and agrees with Intermediate Municipal that:

 (a) Municipal Income is a series of Fidelity Advisor Series II, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

 (b) Fidelity Advisor Series II is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

 (c) The Prospectuses and Statement of Additional Information of Municipal Income (dated December 29, 1999), previously furnished to Intermediate Municipal did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Municipal Income, threatened against Municipal Income which assert liability on the part of Municipal Income. Municipal Income knows of no facts which might form the basis for the institution of such proceedings;

 (e) Municipal Income is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Municipal Income, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Municipal Income is a party or by which Municipal Income is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Municipal Income is a party or is bound;

 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights (of each class), and the Schedule of Investments (including market values) of Municipal Income at October 31, 1999, have been audited by PricewaterhouseCoopers, independent accountants, and have been furnished to Intermediate Municipal. Said Statement of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights (of each class) fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

 (g) Municipal Income has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 1999 and those incurred in the ordinary course of Municipal Income's business as an investment company since October 31, 1999;

 (h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Municipal Income of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

 (i) Municipal Income has filed or will file all federal and state tax returns which, to the knowledge of Municipal Income's officers, are required to be filed by Municipal Income and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Municipal Income's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

 (j) Municipal Income has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on October 31, 2000;

 (k) As of the Closing Date, the Municipal Income Class Shares of beneficial interest of Municipal Income to be issued to Intermediate Municipal will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by Municipal Income, and no shareholder of any class of Municipal Income will have any preemptive right of subscription or purchase in respect thereof;

 (l) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Municipal Income, and this Agreement constitutes a valid and binding obligation of Municipal Income enforceable in accordance with its terms, subject to approval by the shareholders of Intermediate Municipal;

 (m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Municipal Income, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the
Prospectus   es    , as amended or supplemented, insofar as it relates
to Municipal Income, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (n) The issuance of the Municipal Income Class Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

 (o) All of the issued and outstanding shares of beneficial interest of Municipal Income have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

 (a) Subject to the requisite approval of the shareholders of Intermediate Municipal and to the other terms and conditions contained herein, Intermediate Municipal agrees to assign, sell, convey, transfer, and deliver to Municipal Income as of the Closing Date all of the assets of Intermediate Municipal of every kind and nature existing on the Closing Date. Municipal Income agrees in exchange therefor: (i) to assume all of Intermediate Municipal's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to Intermediate Municipal the number of full and fractional Municipal Income Class Shares having a net asset value equal to the value of the net assets of the corresponding class of Intermediate Municipal transferred hereunder, less the value of the liabilities of Intermediate Municipal, determined as provided for under Section 4.

 (b) The assets of Intermediate Municipal to be acquired by Municipal Income shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Intermediate Municipal, and any deferred or prepaid expenses shown as an asset on the books of Intermediate Municipal on the Closing Date. Intermediate Municipal will pay or cause to be paid to Municipal Income any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Municipal Income hereunder, and Municipal Income will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

 (c) The liabilities of Intermediate Municipal to be assumed by Municipal Income shall include (except as otherwise provided for herein) all of Intermediate Municipal's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Intermediate Municipal agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Intermediate Municipal will constructively distribute to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Class A, Class T, Class B, Class C, and Institutional Class shares in exchange for such shareholders' shares of beneficial interest in the corresponding class of Intermediate Municipal and Intermediate Municipal will be liquidated in accordance with Intermediate Municipal's Amended and Restated Declaration of Trust. Shareholders of Class A, Class T, Class B, Class C, and Institutional Class of Intermediate Municipal will receive shares of the corresponding class of Municipal Income equal in value to the shares of Intermediate Municipal they are surrendering, based upon the relative net asset values of Class A (Intermediate Municipal) to Class A (Municipal Income), Class T (Intermediate Municipal) to Class T (Municipal Income), Class B (Intermediate Municipal) to Class B (Municipal Income), Class C (Intermediate Municipal) to Class C (Municipal Income), and Institutional Class (Intermediate Municipal) to Institutional Class (Municipal Income), respectively, as of the Closing Date. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Municipal Income's share transfer books in the names of the Intermediate Municipal shareholders and transferring the Municipal Income Class Shares shares thereto. Each Intermediate Municipal shareholder's account shall be credited with the respective number of full and fractional (rounded to the third decimal place) Municipal Income Class Shares due that shareholder. All outstanding Intermediate Municipal shares, including any represented by certificates, shall simultaneously be canceled on Intermediate Municipal's share transfer records. Municipal Income shall not issue certificates representing the Municipal Income Class Shares in connection with the Reorganization.

 (e) Any reporting responsibility of Intermediate Municipal is and shall remain its responsibility up to and including the date on which it is terminated.

 (f) Any transfer taxes payable upon issuance of the Municipal Income Class Shares in a name other than that of the registered holder on Intermediate Municipal's books of the Intermediate Municipal shares constructively exchanged for the Municipal Income Class Shares shall be paid by the person to whom such Municipal Income Class Shares are to be issued, as a condition of such transfer.

4. VALUATION.

 (a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the
Valuation Time).

 (b) As of the Closing Date, Municipal Income will deliver to
Intermediate Municipal the number of Municipal Income Class Shares having a net asset value equal to the value of the net assets attributable to the corresponding class of Intermediate Municipal transferred hereunder less the liabilities of Intermediate Municipal, determined as provided in this Section 4.

 (c) The net asset value per share of each class of the Municipal Income Class Shares to be delivered to Intermediate Municipal, the value of the assets of Intermediate Municipal transferred hereunder, the value of the liabilities of Intermediate Municipal to be assumed hereunder, and the net asset value per share of each class of Intermediate Municipal to be transferred hereunder shall in each case be determined as of the Valuation Time.

 (d) The net asset value per share of each class of the Municipal Income Class Shares shall be computed in the manner set forth in the then-current Prospectus and Statement of Additional Information of each class of Municipal Income, and the value of the assets and liabilities of Intermediate Municipal shall be computed in the manner set forth in the then-current Prospectus and Statement of Additional Information of each class of Intermediate Municipal.

 (e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for Intermediate Municipal and Municipal Income.

5. FEES; EXPENSES.

 (a) Intermediate Municipal shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed each class's expense caps, as applicable. Expenses exceeding each class's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

 (b) Each of Municipal Income and Intermediate Municipal represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

 (a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on May 25, 2000, or at some other time, date, and place agreed to by Intermediate Municipal and Municipal Income (the Closing Date).

 (b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of each class of Intermediate Municipal and the net asset value per share of each class of Municipal Income is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF INTERMEDIATE MUNICIPAL.

 (a) Intermediate Municipal agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to Municipal Income as herein provided, adopting this Agreement, and authorizing the liquidation of Intermediate Municipal.

 (b) Intermediate Municipal agrees that as soon as reasonably practicable after distribution of the Municipal Income Class Shares, Intermediate Municipal shall be terminated as a series of Fidelity Advisor Series II pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Intermediate Municipal shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF MUNICIPAL INCOME.

 (a) That Intermediate Municipal furnishes to Municipal Income a statement, dated as of the Closing Date, signed by an officer of Fidelity Advisor Series II, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Intermediate Municipal made in this Agreement are true and correct in all material respects and that Intermediate Municipal has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

 (b) That Intermediate Municipal furnishes Municipal Income with copies of the resolutions, certified by an officer of Fidelity Advisor Series II, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Intermediate Municipal;

 (c) That, on or prior to the Closing Date, Intermediate Municipal will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Intermediate Municipal substantially all of Intermediate Municipal's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

 (d) That Intermediate Municipal shall deliver to Municipal Income at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Intermediate Municipal's behalf by its Treasurer or Assistant Treasurer;

 (e) That Intermediate Municipal's custodian shall deliver to Municipal Income a certificate identifying the assets of Intermediate Municipal held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Municipal Income; (ii) Intermediate Municipal's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;

 (f) That Intermediate Municipal's transfer agent shall deliver to Municipal Income at the Closing a certificate setting forth the number of shares of each class of Intermediate Municipal outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

 (g) That Intermediate Municipal calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Municipal Income as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Intermediate Municipal;

 (h) That Intermediate Municipal delivers to Municipal Income a certificate of an officer of Fidelity Advisor Series II, dated as of the Closing Date, that there has been no material adverse change in Intermediate Municipal's financial position since October 31, 1999, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

 (i) That all of the issued and outstanding shares of beneficial interest of Intermediate Municipal shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Intermediate Municipal or its transfer agent by Municipal Income or its agents shall have revealed otherwise, Intermediate Municipal shall have taken all actions that in the opinion of Municipal Income are necessary to remedy any prior failure on the part of Intermediate Municipal to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF INTERMEDIATE MUNICIPAL.

 (a) That Municipal Income shall have executed and delivered to Intermediate Municipal an Assumption of Liabilities, certified by an officer of Fidelity Advisor Series II, dated as of the Closing Date pursuant to which Municipal Income will assume all of the liabilities of Intermediate Municipal existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

 (b) That Municipal Income furnishes to Intermediate Municipal a statement, dated as of the Closing Date, signed by an officer of Fidelity Advisor Series II, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Municipal Income made in this Agreement are true and correct in all material respects, and Municipal Income has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

 (c) That Intermediate Municipal shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to Intermediate Municipal and Municipal Income, to the effect that the Municipal Income Class Shares are duly authorized and upon delivery to Intermediate Municipal as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Municipal Income (except as disclosed in Municipal Income's Statement of Additional Information) and no shareholder of Municipal Income has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF MUNICIPAL INCOME AND INTERMEDIATE
MUNICIPAL.

 (a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Intermediate Municipal;

 (b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by Municipal Income or Intermediate Municipal to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Municipal Income or Intermediate Municipal, provided that either party hereto may for itself waive any of such conditions;

 (c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Kirkpatrick & Lockhart LLP;

 (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

 (e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Municipal Income and Intermediate Municipal, threatened by the Commission; and

 (f) That Municipal Income and Intermediate Municipal shall have received an opinion of Kirkpatrick & Lockhart LLP satisfactory to Municipal Income and Intermediate Municipal that for federal income tax purposes:

  (i) The Reorganization will be a reorganization under section
368(a)(1)(C) of the Code, and Intermediate Municipal and Municipal Income will each be parties to the Reorganization under section 368(b) of the Code;

  (ii) No gain or loss will be recognized by Intermediate Municipal upon the transfer of all of its assets to Municipal Income in exchange solely for the Municipal Income Class Shares and the assumption of Intermediate Municipal's liabilities followed by the distribution of those Municipal Income Class Shares to the shareholders of the corresponding class of Intermediate Municipal in liquidation of Intermediate Municipal;

  (iii) No gain or loss will be recognized by Municipal Income on the receipt of Intermediate Municipal's assets in exchange solely for the Municipal Income Class Shares and the assumption of Intermediate
Municipal's liabilities;

  (iv) The basis of Intermediate Municipal's assets in the hands of Municipal Income will be the same as the basis of such assets in Intermediate Municipal's hands immediately prior to the Reorganization;

  (v) Municipal Income's holding period in the assets to be received from Intermediate Municipal will include Intermediate Municipal's holding period in such assets;

  (vi) An Intermediate Municipal shareholder will recognize no gain or loss on the exchange of each class of his or her shares of beneficial interest in Intermediate Municipal for the Municipal Income Class
Shares of the corresponding class in the Reorganization;

  (vii) An Intermediate Municipal shareholder's basis in the Municipal Income Class Shares to be received by him or her will be the same as his or her basis in the Intermediate Municipal shares of the corresponding class exchanged therefor; and

  (viii) An Intermediate Municipal shareholder's holding period for his or her Municipal Income Class Shares will include the holding period of Intermediate Municipal shares of the corresponding class exchanged, provided that those Intermediate Municipal shares were held as capital assets on the date of the Reorganization.

 Notwithstanding anything herein to the contrary, neither Intermediate Municipal nor Municipal Income may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF MUNICIPAL INCOME AND INTERMEDIATE MUNICIPAL.

 (a) Municipal Income and Intermediate Municipal each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

 (b) Intermediate Municipal covenants that it is not acquiring the Municipal Income Class Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

 (c) Intermediate Municipal covenants that it will assist Municipal Income in obtaining such information as Municipal Income reasonably requests concerning the beneficial ownership of Intermediate
Municipal's shares; and

 (d) Intermediate Municipal covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law and after the Closing Date, Intermediate Municipal will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

 Municipal Income and Intermediate Municipal may terminate this Agreement by mutual agreement. In addition, either Municipal Income or Intermediate Municipal may at its option terminate this Agreement at or prior to the Closing Date because:

 (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

 (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

 In the event of any such termination, there shall be no liability for damages on the part of Intermediate Municipal or Municipal Income, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

 (a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

 (b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Municipal Income or Intermediate Municipal; provided, however, that following the shareholders' meeting called by Intermediate Municipal pursuant to
Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Municipal Income Class Shares to be paid to shareholders of each class of Intermediate Municipal under this Agreement to the detriment of such shareholders without their further approval.

 (c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

 The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

 A copy of each Fund's Declaration of Trust, as restated and amended, is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]


CUSIP#315917807/FUND#262
CUSIP#315917609/FUND#689
CUSIP#315917872/FUND#525
LTTE-pxs-0200 CUSIP#315917302/FUND#089
1.734717.100 CUSIP#315917401/FUND#289

IMPORTANT PROXY MATERIALS

PLEASE CAST YOUR VOTE NOW!

Dear Shareholder:

I am writing to ask you for your vote on an important proposal to merge Fidelity Advisor Intermediate Municipal Income Fund into Fidelity Advisor Municipal Income Fund. A shareholder meeting is scheduled for April 19, 2000. Votes received in time to be counted at the meeting will decide whether the merger takes place. This package contains information about the proposal and includes all the materials you will need to vote by mail.

The fund's Board of Trustees has reviewed the proposed merger and has recommended that the proposed merger be presented to shareholders. The Trustees, most of whom are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees have determined that the proposed merger is in shareholders' best interest. However, the final decision is up to you.

The proposed merger would give shareholders of Fidelity Advisor Intermediate Municipal Income Fund the opportunity to participate in a larger fund with generally similar investment policies. The combined fund would also have lower expenses. As you know, in anticipation of the proposed merger, Fidelity Advisor Intermediate Municipal Income Fund was closed to new investments at the close of business on December 29, 1999. We have attached a Q&A to assist you in understanding the proposal. The enclosed proxy statement includes a detailed description of the proposed merger.

Please read the enclosed materials and promptly cast your vote on the proxy card. You are entitled to one vote for each dollar of net asset value you own of the fund on the record date, which is February 23, 2000. Your vote is extremely important, no matter how large or small your holdings may be.

VOTING BY MAIL IS QUICK AND EASY. EVERYTHING YOU NEED IS ENCLOSED. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope provided.

If you have any questions before you vote, please call us at 1-800-522-7297. We will be glad to help you get your vote in quickly. Thank you for your participation in this important initiative for your fund.

Sincerely,
Edward C. Johnson 3d
Chairman and Chief Executive Officer

Important information to help you understand and vote on the proposal

Please read the full text of the enclosed proxy statement. Below is a brief overview of the proposal to be voted upon. Your vote is important. We appreciate you placing your trust in Fidelity and look forward to helping you achieve your financial goals.

WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?

You are being asked to approve a merger of Fidelity Advisor
Intermediate Municipal Income Fund into Fidelity Advisor Municipal
Income Fund.

WHAT IS THE REASON FOR AND ADVANTAGES OF THIS MERGER?

The proposed merger would combine a small fund into a larger fund and provide shareholders of Advisor Intermediate Municipal Income Fund with a fund that has lower annual expenses. The proposed merger is part of a wider strategy by Fidelity to consolidate the municipal bond fund product line and increase operational efficiencies.

ARE THE FUNDS MANAGED SIMILARLY?

Both funds are managed similarly, except that Advisor Intermediate Municipal Income Fund has a more conservative investment objective and shorter maturity than Advisor Municipal Income Fund. Advisor Intermediate Municipal Fund seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. Advisor Municipal Income Fund seeks to provide a high current yield exempt from federal income tax. Each fund normally invests at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

HOW DO THE EXPENSE AND LOAD STRUCTURES OF THE FUNDS COMPARE?

Fidelity Advisor Intermediate Municipal Income Fund and Fidelity Advisor Municipal Income Fund have similar expense structures in that each fund pays a management fee and other expenses. Each fund offers five classes of shares and certain classes of each fund pay distribution fees. The sum of the management fee, the distribution fee (if applicable), and other expenses is a class's total expenses. As of October 31, 1999, the total expenses of each class of Fidelity Advisor Municipal Income Fund were below the total expenses of each class of Fidelity Advisor Intermediate Municipal Income Fund. Therefore, the reorganization would provide Fidelity Advisor Intermediate Municipal Income shareholders with a fund with lower total expenses for each class.

Fidelity Advisor Intermediate Municipal Income Fund generally has lower loads and contingent deferred sales charges than Fidelity Advisor Municipal Income Fund. The higher loads and contingent deferred sales charges of Fidelity Advisor Municipal Income Fund will affect additional investments made after the merger.

IS THE MERGER A TAXABLE EVENT FOR FEDERAL INCOME TAX PURPOSES?

Typically, the exchange of shares in a merger is not a taxable event (i.e., no gain or loss is recognized for federal income tax purposes) to the fund's shareholders.

WHAT WILL BE THE NAME OF THE COMBINED FUND AFTER THE MERGER IS
COMPLETED?

If shareholders of Fidelity Advisor Intermediate Municipal Income Fund approve the merger of their fund into Fidelity Advisor Municipal
Income Fund, the combined fund's name will remain Fidelity Advisor Municipal Income Fund.

WHAT WILL BE THE SIZE OF FIDELITY ADVISOR MUNICIPAL INCOME FUND AFTER
THE MERGER?

If the proposal is approved, the combined fund is anticipated to have over $475 million in assets, based on current asset levels.

HOW WILL YOU DETERMINE THE NUMBER OF SHARES OF FIDELITY ADVISOR
MUNICIPAL INCOME FUND THAT I WILL RECEIVE?

Shareholders will receive the number of full and fractional shares of the corresponding class of Fidelity Advisor Municipal Income Fund that is equal in value to the net asset value of their shares of Fidelity Advisor Intermediate Municipal Income Fund as determined on the Closing Date of the merger. The anticipated Closing Date is May 25, 2000.

WHAT IF THERE ARE NOT ENOUGH VOTES TO REACH QUORUM BY THE SCHEDULED SHAREHOLDER MEETING DATE?

In that case,  Fidelity, or D.F. King & Co., Inc. or Management
Information Services Corp., proxy solicitation firms, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

If there are not sufficient votes to approve the proposal by the time of the shareholder meeting (April 19, 2000), the meeting may be adjourned to permit further solicitation of proxy votes.

HAS THE FUND'S BOARD OF TRUSTEES APPROVED THE PROPOSAL?

Yes. The Board of Trustees has unanimously approved the proposal and recommends that you vote to approve it.

HOW MANY VOTES AM I ENTITLED TO CAST?

As a shareholder, you are entitled to one vote for each dollar of net asset value you own of Fidelity Advisor Intermediate Municipal Income Fund on the record date. The record date is February 23, 2000.

HOW DO I VOTE MY SHARES?

You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call Fidelity at 800-522-7297.

HOW DO I SIGN THE PROXY CARD?

INDIVIDUAL ACCOUNTS: Shareholders should sign exactly as their names appear on the account registration shown on the proxy card.

JOINT ACCOUNTS: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

ALL OTHER ACCOUNTS: The person signing must indicate his or her capacity. For example, a trustee for a trust should sign, "Ann B. Collins, Trustee."

PROTOTYPE FOR STANDARD MERGER PROXY CARD

Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings.

Return the proxy card in the enclosed envelope or mail to:

FIDELITY INVESTMENTS
Proxy Department
P.O. Box 9107
Hingham, MA 02043-9848

PLEASE DETACH AT PERFORATION BEFORE MAILING.
----------------------------------------------------------------------
FIDELITY ADVISOR SERIES II:

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Edward
C. Johnson 3d, Eric Roiter, and Gerald    C.     McDonough, or any one
or more of them, attorneys, with full power of substitution, to vote all shares of Fidelity Advisor Series II: Fidelity Advisor Intermediate Municipal Income Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held at an office of the trust at 27 State Street, 10th Floor, Boston, MA 02109, on April 19, 2000, at 11:15 a.m. Eastern time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposals described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

              NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

              Date


              Signature(s) (Title(s), if applicable)
              PLEASE SIGN, DATE, AND RETURN
              PROMPTLY IN ENCLOSED ENVELOPE

CUSIP # 315917807/fund #262
CUSIP # 315917401/fund #289
CUSIP # 315917609/fund #689
CUSIP # 315917872/fund #525
CUSIP # 315917302/fund #089

Please refer to the Proxy Statement discussion of this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE
PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:
----------------------------------------------------------------------
______________________________________________________________________

1.  To approve an Agreement and     FOR [  ]   AGAINST [  ]   ABSTAIN [ ]  1.
    Plan of Reorganization
    between Fidelity Advisor
    Intermediate Municipal
    Income Fund and Fidelity
    Advisor Municipal Income Fund.


MET-PXC-0200 CUSIP # 315917807/fund #262
CUSIP # 315917401/fund #289
CUSIP # 315917609/fund #689
CUSIP # 315917872/fund #525
CUSIP # 315917302/fund #089

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark) ADVISOR
MUNICIPAL INCOME
FUND

CLASS A
(Fund 257, CUSIP 315916833)

CLASS T
(Fund 169, CUSIP 315916205)

CLASS B
(Fund 669, CUSIP 315916304)

CLASS C
(Fund 490, CUSIP 315916791)

PROSPECTUS

DECEMBER 29, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             60  INVESTMENT SUMMARY

                         60  PERFORMANCE

                         62  FEE TABLE

FUND BASICS              63  INVESTMENT DETAILS

                         64  VALUING SHARES

SHAREHOLDER INFORMATION  64  BUYING AND SELLING SHARES

                         71  EXCHANGING SHARES

                         72  ACCOUNT FEATURES AND POLICIES

                         76  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         76  TAX CONSEQUENCES

FUND SERVICES            77  FUND MANAGEMENT

                         77  FUND DISTRIBUTION

APPENDIX                 82  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing in investment-grade municipal debt securities (those of medium and high quality).

(small solid bullet) Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers 3 Plus Year Municipal Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the fund's performance from year to year as represented by the performance of Class T, and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

ADVISOR MUNICIPAL INCOME -
CLASS T

Calendar Years              1989    1990    1991    1992    1993    1994    1995    1996   1997    1998

                            13.09%  10.29%  12.18%  11.11%  13.79%  -8.05%  16.65%  2.95%  10.13%  6.22%



Percentage (%)
Row: 1, Col: 1, Value: 13.09
Row: 2, Col: 1, Value: 10.29
Row: 3, Col: 1, Value: 12.18
Row: 4, Col: 1, Value: 11.11
Row: 5, Col: 1, Value: 13.79
Row: 6, Col: 1, Value: -8.050000000000001
Row: 7, Col: 1, Value: 16.65
Row: 8, Col: 1, Value: 2.95
Row: 9, Col: 1, Value: 10.13
Row: 10, Col: 1, Value: 6.22

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 6.72% (QUARTER ENDING MARCH 31, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -6.76%
(QUARTER ENDING MARCH 31, 1994).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS T OF
ADVISOR MUNICIPAL INCOME WAS -1.92%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC).

For the periods ended          Past 1 year  Past 5 years  Past 10 years/Life of class
December 31, 1998

Advisor Municipal Income -      1.17%       n/a            6.14%A
Class A

Advisor Municipal Income -      2.50%        4.51%         8.23%
Class T

Advisor Municipal Income -      0.55%       n/a            6.13%B
Class B

Advisor Municipal Income -      4.30%       n/a            6.63%C
Class C

Lehman Brothers Municipal       6.48%        6.22%         8.22%
Bond Index

Lipper General Municipal Debt   5.32%        5.43%         7.68%
Funds Average


A FROM SEPTEMBER 3, 1996.

B FROM JUNE 30, 1994.

C FROM NOVEMBER 3, 1997.

If FMR had not reimbursed certain class expenses during these periods, Class A's, Class T's, Class B's, and Class C's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Lipper General Municipal Debt Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                               Class A    Class T    Class B    Class C

Maximum sales charge (load)    4.75%A     3.50%B     None       None
on purchases (as a % of
offering price)

Maximum CDSC (as a % of the    NoneC      NoneC      5.00%D     1.00%E
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on         None       None       None       None
reinvested distributions

A LOWER FRONT-END SALES CHARGES FOR CLASS A MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.

B LOWER FRONT-END SALES CHARGES FOR CLASS T MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.

C A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.

D DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

E ON CLASS C SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                              Class A    Class T    Class B    Class C

Management fee                0.38%      0.38%      0.38%      0.38%

Distribution and Service      0.15%      0.25%      0.90%      1.00%
(12b-1) fee (including 0.25%
Service fee  only for Class
B and Class C)

Other expenses                0.19%      0.18%      0.18%      0.18%

Total annual class operating  0.72%      0.81%      1.46%      1.56%
expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                          Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date


Advisor Municipal Income   0.90%    8/30/96         1.00%    7/1/95          1.65%    1/1/96          1.75%    11/1/97



THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

          Class A                       Class T                       Class B                       Class C

          Account open  Account closed  Account open  Account closed  Account open  Account closed  Account open

1 year    $ 545         $ 545           $ 430         $ 430           $ 149         $ 649           $ 159

3 years   $ 694         $ 694           $ 600         $ 600           $ 462         $ 762           $ 493

5 years   $ 857         $ 857           $ 784         $ 784           $ 797         $ 997           $ 850

10 years  $ 1,327       $ 1,327         $ 1,317       $ 1,317         $ 1,451A      $ 1,451A        $ 1,856





          Account closed

1 year    $ 259

3 years   $ 493

5 years   $ 850

10 years  $ 1,856


A REFLECTS CONVERSION TO CLASS A SHARES AFTER A MAXIMUM OF SEVEN
YEARS.

FUND BASICS

INVESTMENT DETAILS
INVESTMENT OBJECTIVE


ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in investment-grade municipal debt securities (those of medium and high quality).

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR uses the Lehman Brothers 3 Plus Year Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1999, the dollar-weighted average maturity of the fund and the index was approximately 12.9 and 14.6 years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect the fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance, and the fund could distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through an investment professional. When you invest through an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of the fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B and Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 4.75% of the offering price. Class T has a maximum front-end sales charge of 3.50% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                $2,500
Through regular investment plansA $100
TO ADD TO AN ACCOUNT              $100
MINIMUM BALANCE                   $1,000

A AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

The fund may waive or lower purchase minimums.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN (AS DEFINED IN THE EMPLOYEE RETIREMENT INCOME SECURITY ACT), 403(B) PROGRAM OR PLAN COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.

                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from certain other Fidelity
                             funds. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from certain Fidelity money
                             market funds or a Fidelity
                             Advisor fund.

SELLING SHARES

The price to sell one share of Class A, Class T, Class B, or Class C is the class's NAV, minus any applicable CDSC.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 15 or 30 days, depending on the type of account;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             certain other Fidelity
                             funds. Call your investment
                             professional or call
                             Fidelity at the appropriate
                             number found in "General
                             Information."

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of another
                             Fidelity Advisor fund or to
                             certain Fidelity funds.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class A, Class T, Class
                             B, or Class C account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity
Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of the fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of the fund for the same class of shares of other Fidelity
Advisor funds or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of the fund for the same class of shares of other Fidelity
Advisor funds or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM MINIMUM                    FREQUENCY                    PROCEDURES
INITIAL ADDITIONAL                 Monthly, bimonthly,          (small solid bullet) To set
$100    $100                       quarterly, or semi-annually  up for a new account,
                                                                complete the appropriate
                                                                section on the application.

                                                                (small solid bullet) To set
                                                                up for existing accounts,
                                                                call your investment
                                                                professional or call
                                                                Fidelity at the appropriate
                                                                number found in "General
                                                                Information" for an
                                                                application.

                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information." Call
                                                                at least 10 business days
                                                                prior to your next scheduled
                                                                investment date.

TO DIRECT DISTRIBUTIONS FROM
A FIDELITY DEFINED TRUST TO
CLASS T OF A FIDELITY
ADVISOR FUND.

MINIMUM    MINIMUM                                              PROCEDURES
INITIAL    ADDITIONAL                                           (small solid bullet) To set
Not        Not                                                  up for a new or existing
Applicable Applicable                                           account, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information" for
                                                                the appropriate enrollment
                                                                form.

                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information."

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CERTAIN FIDELITY
MONEY MARKET FUNDS TO CLASS
A, CLASS T, CLASS B, OR
CLASS C OF A FIDELITY
ADVISOR FUND OR FROM CLASS
A, CLASS T, CLASS B, OR
CLASS C OF A FIDELITY
ADVISOR FUND TO THE SAME
CLASS OF ANOTHER FIDELITY
ADVISOR FUND.

MINIMUM                            FREQUENCY                    PROCEDURES
$100                               Monthly, quarterly,          (small solid bullet) To set
                                   semi-annually, or annually   up, call your investment
                                                                professional or call
                                                                Fidelity at the appropriate
                                                                number found in "General
                                                                Information" after both
                                                                accounts are opened.

                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information." Call
                                                                at least 2 business days
                                                                prior to your next scheduled
                                                                exchange date.

                                                                (small solid bullet) The
                                                                account from which the
                                                                exchanges are to be
                                                                processed must have a
                                                                minimum balance of $10,000.
                                                                The account into which the
                                                                exchange is being processed
                                                                must have a minimum balance
                                                                of $1,000.


FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS A, CLASS T, CLASS
B, OR CLASS C ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.


MINIMUM  MAXIMUM  FREQUENCY                      PROCEDURES
$100     $50,000  Class A and Class T: Monthly,  (small solid bullet) Accounts
                  quarterly, or semi-annually    with a value of $10,000 or
                  Class B and Class C: Monthly   more in Class A, Class T,
                  or quarterly                   Class B, or Class C shares
                                                 are eligible for this program.

                                                 (small solid bullet) To set
                                                 up, call your investment
                                                 professional or call
                                                 Fidelity at the appropriate
                                                 number found in "General
                                                 Information" for instructions.

                                                 (small solid bullet) To make
                                                 changes, call your
                                                 investment professional or
                                                 call Fidelity at the
                                                 appropriate number found in
                                                 "General Information." Call
                                                 at least 10 business days
                                                 prior to your next scheduled
                                                 withdrawal date.

                                                 (small solid bullet)
                                                 Aggregate redemptions per
                                                 12-month period from your
                                                 Class B or Class C account
                                                 may not exceed 10% of the
                                                 account value and are not
                                                 subject to a CDSC; and you
                                                 may set your withdrawal
                                                 amount as a percentage of
                                                 the value of your account or
                                                 a fixed dollar amount.

                                                 (small solid bullet) Because
                                                 of Class A's and Class T's
                                                 front-end sales charge, you
                                                 may not want to set up a
                                                 systematic withdrawal plan
                                                 during a period when you are
                                                 buying Class A or Class T
                                                 shares on a regular basis.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.
Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in December.

EARNING DIVIDENDS

Shares purchased by an automated purchase order begin to earn dividends on the day your payment is received.

Shares purchased by all other purchase orders begin to earn dividends on the first business day following the day your payment is received.

Shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

5. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

6. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

7. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

8. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you.

TAXES ON DISTRIBUTIONS. The fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, the fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in the same class of shares of another Fidelity Advisor fund or shares of certain Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Advisor Municipal Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of March 25, 1999, FMR had approximately $521.7 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of March 29, 1999, FIMM had approximately $159.8 billion in discretionary assets under management.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Christine Thompson is vice president and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For October 1999, the group fee rate was 0.1289%. The individual fund fee rate is 0.25%.

The total management fee for the fiscal year ended October 31, 1999, was 0.38% of the fund's average net assets.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, or Class C shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

SALES CHARGES AND CONCESSIONS - CLASS A

                           Sales Charge

                           As a % of offering price  As an approximate % of net  Investment professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               4.75%                     4.99%                       4.25%

$50,000 to $99,999          4.50%                     4.71%                       4.00%

$100,000 to $249,999        3.50%                     3.63%                       3.00%

$250,000 to $499,999        2.50%                     2.56%                       2.25%

$500,000 to $999,999        2.00%                     2.04%                       1.75%

$1,000,000 to $24,999,999   0.50%                     0.50%                       0.50%

$25,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 129.
SALES CHARGES AND CONCESSIONS - CLASS T

                      Sales Charge

                      As a % of offering price  As an approximate % of net  Investment  professional
                                                amount invested             concession as % of offering
                                                                            price

Up to $49,999          3.50%                     3.63%                       3.00%

$50,000 to $99,999     3.00%                     3.09%                       2.50%

$100,000 to $249,999   2.50%                     2.56%                       2.00%

$250,000 to $499,999   1.50%                     1.52%                       1.25%

$500,000 to $999,999   1.00%                     1.01%                       0.75%

$1,000,000 or more     None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 129.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the statement of additional information (SAI).

COMBINED PURCHASE. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund and
(ii) Advisor B Class shares and Advisor C Class shares of Treasury
Fund.

RIGHTS OF ACCUMULATION. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

LETTER OF INTENT. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Class B shares may, upon redemption, be assessed a contingent deferred sales charge (CDSC) based on the following schedule:

From Date of Purchase          Contingent Deferred Sales
                               Charge

Less than 1 year               5%

1 year to less than 2 years    4%

2 years to less than 3 years   3%

3 years to less than 4 years   3%

4 years to less than 5 years   2%

5 years to less than 6 years   1%

6 years to less than 7 yearsA  0%

A AFTER A MAXIMUM OF SEVEN YEARS, CLASS B SHARES WILL CONVERT
AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self- employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals; or

10. Purchased by the Fidelity Investments Charitable Gift Fund.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. Purchased by the Fidelity Investments Charitable Gift Fund.
The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify
Fidelity in advance of your redemption.

FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption, respectively.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

CONVERSION FEATURE. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of the fund may pay FDC a 12b-1 fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.15% of its average net assets throughout the month. Class A's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of the fund may pay FDC a 12b-1 fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

Class B of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of the fund may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.65% of its average net assets throughout the month. Class B's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class T, Class B, and Class C.

To receive sales concessions, finder's fees and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

   APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

ADVISOR MUNICIPAL INCOME FUND - CLASS A

Years ended October 31,          1999      1998      1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.540  $ 12.150  $ 11.740   $ 11.630
period

Income from Investment
Operations

 Net interest income              .567      .571      .583 D     .105 D, E

 Net realized and unrealized      (.850)    .390      .445       .109
gain (loss)

 Total from investment            (.283)    .961      1.028      .214
operations

Less Distributions

 From net interest income         (.567)    (.571)    (.616) E   (.104)

 In excess of net interest        -         -         (.002)     -
income

 Total distributions              (.567)    (.571)    (.618)     (.104)

Net asset value, end of period   $ 11.690  $ 12.540  $ 12.150   $ 11.740

TOTAL RETURN B, C                 (2.36)%   8.07%     9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,722  $ 6,721   $ 3,755    $ 202
(000 omitted)

Ratio of expenses to average      .72%      .90% G    .90% G     .90% A, G
net assets

Ratio of net interest income      4.62%     4.57%     4.87%      5.73% A
to average net assets

Portfolio turnover rate           23%       36%       36%        49%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

ADVISOR MUNICIPAL INCOME FUND - CLASS T


Years ended October 31,          1999       1998       1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.560   $ 12.150   $ 11.760   $ 11.880    $ 11.220
period

Income from Investment
Operations

 Net interest income              .555       .571       .597 B     .677 B, C   .700

 Net realized and unrealized      (.860)     .410       .407       (.136)      .660
gain (loss)

 Total from investment            (.305)     .981       1.004      .541        1.360
operations

Less Distributions

 From net interest income         (.555)     (.571)     (.612) C   (.661)      (.700)

 In excess of net interest        -          -          (.002)     -           -
income

 Total distributions              (.555)     (.571)     (.614)     (.661)      (.700)

Net asset value, end of period   $ 11.700   $ 12.560   $ 12.150   $ 11.760    $ 11.880

TOTAL RETURN A                    (2.53)%    8.15%      8.89%      4.68%       12.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 329,926  $ 380,325  $ 392,075  $ 480,432   $ 565,131
(000 omitted)

Ratio of expenses to average      .81%       .87%       .89%       .89%        .91%
net assets

Ratio of net interest income      4.51%      4.62%      5.04%      5.74%       6.06%
to average net assets

Portfolio turnover rate           23%        36%        36%        49%         37%



A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

B NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

C NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

ADVISOR MUNICIPAL INCOME FUND - CLASS B


Years ended October 31,          1999      1998      1997       1996        1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.530  $ 12.130  $ 11.740   $ 11.860    $ 11.210
period

Income from Investment
Operations

 Net interest income              .476      .491      .515 C     .596 C, D   .612

 Net realized and unrealized      (.860)    .400      .416       (.136)      .650
gain (loss)

 Total from investment            (.384)    .891      .931       .460        1.262
operations

Less Distributions

 From net interest income         (.476)    (.491)    (.539) D   (.580)      (.612)

 In excess of net interest        -         -         (.002)     -           -
income

 Total distributions              (.476)    (.491)    (.541)     (.580)      (.612)

Net asset value, end of period   $ 11.670  $ 12.530  $ 12.130   $ 11.740    $ 11.860

TOTAL RETURN A, B                 (3.16)%   7.47%     8.15%      3.98%       11.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 63,464  $ 55,032  $ 41,024   $ 39,389    $ 32,395
(000 omitted)

Ratio of expenses to average      1.46%     1.53%     1.56%      1.57%       1.86% E
net assets

Ratio of net interest income      3.88%     3.96%     4.35%      5.06%       5.18%
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%



A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

ADVISOR MUNICIPAL INCOME FUND - CLASS C

Years ended October 31,          1999      1998 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.560  $ 12.130
period

Income from Investment
Operations

 Net interest income              .465      .455

 Net realized and unrealized      (.860)    .430
gain (loss)

 Total from investment            (.395)    .885
operations

Less Distributions

 From net interest income         (.465)    (.455)

Net asset value, end of period   $ 11.700  $ 12.560

TOTAL RETURN B, C                 (3.24)%   7.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,071  $ 7,031
(000 omitted)

Ratio of expenses to average      1.56%     1.75% A, E
net assets

Ratio of net interest income      3.79%     3.60% A
to average net assets

Portfolio turnover rate           23%       36%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.





You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-4707

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

The third party marks appearing above are the marks of their respective owners.

1.728703.100 HIM-pro-1299



Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark) ADVISOR
MUNICIPAL INCOME
FUND
INSTITUTIONAL CLASS
(Fund 679, CUSIP 315916882)

PROSPECTUS

DECEMBER 29, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             2   INVESTMENT SUMMARY

                         2   PERFORMANCE

                         3   FEE TABLE

FUND BASICS              4   INVESTMENT DETAILS

                         5   VALUING SHARES

SHAREHOLDER INFORMATION  5   BUYING AND SELLING SHARES

                         12  EXCHANGING SHARES

                         12  ACCOUNT FEATURES AND POLICIES

                         14  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         14  TAX CONSEQUENCES

FUND SERVICES            15  FUND MANAGEMENT

                         15  FUND DISTRIBUTION

APPENDIX                 15  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing in investment-grade municipal debt securities (those of medium and high quality).

(small solid bullet) Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers 3 Plus Year Municipal Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the fund's performance from year to year and compares Institutional Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

ADVISOR MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Calendar Years                                          1996   1997    1998

                                                        3.09%  10.22%  6.31%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 3.09
Row: 9, Col: 1, Value: 10.22
Row: 10, Col: 1, Value: 6.31

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 3.39% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -1.71% (QUARTER ENDING MARCH 31, 1996).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR MUNICIPAL INCOME WAS -1.76%.

AVERAGE ANNUAL RETURNS

For the periods ended          Past 1 year  Life of classA
December 31, 1998

Advisor Municipal Income -      6.31%        7.48%
Institutional Class

Lehman Brothers Municipal       6.48%        7.36%
Bond Index

Lipper General Municipal Debt   5.32%        n/a
Funds Average

A FROM JULY 3, 1995.

If FMR had not reimbursed certain class expenses during these periods, Institutional Class's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Lipper General Municipal Debt Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                          Institutional Class

Sales charge (load) on                    None
purchases and reinvested
distributions

Deferred sales charge (load)              None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                          Institutional Class

Management fee                            0.38%

Distribution and Service                  None
(12b-1) fee

Other expenses                            0.22%

Total annual class operating              0.60%
expensesA

A EFFECTIVE JULY 1, 1995, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.75%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                Institutional Class

1 year          $ 61

3 years         $ 192

5 years         $ 335

10 years        $ 750

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in investment-grade municipal debt securities (those of medium and high quality).

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR uses the Lehman Brothers 3 Plus Year Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1999, the dollar-weighted average maturity of the fund and the index was approximately 12.9 and 14.6 years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect the fund's performance:

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance, and the fund could distribute income subject to federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). The fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the fund through an investment professional. When you invest through an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of the fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                $2,500
Through regular investment plansA $100
TO ADD TO AN ACCOUNT              $100
MINIMUM BALANCE                   $1,000

A AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

The fund may waive or lower purchase minimums.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.

                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from another Fidelity fund.
                             Send a letter of instruction
                             to your investment
                             professional or to the
                             address at left, including
                             your name, the funds' names,
                             the applicable class names,
                             the fund account numbers,
                             and the dollar amount or
                             number of shares to be
                             exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

SELLING SHARES

The price to sell one share of Institutional Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 15 or 30 days, depending on the type of account;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             another Fidelity fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Institutional Class
                             account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM MINIMUM                        FREQUENCY                    PROCEDURES
INITIAL ADDITIONAL                     Monthly, bimonthly,          (small solid bullet) To set
$100    $100                           quarterly, or semi-annually  up for a new account,
                                                                    complete the appropriate
                                                                    section on the application.

                                                                    (small solid bullet) To set
                                                                    up for existing accounts,
                                                                    call your investment
                                                                    professional or call
                                                                    Fidelity at the appropriate
                                                                    number found in "General
                                                                    Information" for an
                                                                    application.

                                                                    (small solid bullet) To make
                                                                    changes, call your
                                                                    investment professional or
                                                                    call Fidelity at the
                                                                    appropriate number found in
                                                                    "General Information." Call
                                                                    at least 10 business days
                                                                    prior to your next scheduled
                                                                    investment date.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR INSTITUTIONAL CLASS
ACCOUNT TO YOU OR TO YOUR
BANK CHECKING ACCOUNT.

MINIMUM                       MAXIMUM  FREQUENCY                    PROCEDURES

$100                          $50,000  Monthly, quarterly, or       (small solid bullet) Accounts
                                       semi-annually                with a value of $10,000 or
                                                                    more in Institutional Class
                                                                    shares are eligible for this
                                                                    program.

                                                                    (small solid bullet) To set
                                                                    up, call your investment
                                                                    professional or call
                                                                    Fidelity at the appropriate
                                                                    number found in "General
                                                                    Information" for instructions.

                                                                    (small solid bullet) To make
                                                                    changes, call your
                                                                    investment professional or
                                                                    call Fidelity at the
                                                                    appropriate number found in
                                                                    "General Information." Call
                                                                    at least 10 business days
                                                                    prior to your next scheduled
                                                                    withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in December.

EARNING DIVIDENDS

Shares purchased by an automated purchase order begin to earn dividends on the day your payment is received.

Shares purchased by all other purchase orders begin to earn dividends on the first business day following the day your payment is received.

Shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Institutional Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you.

TAXES ON DISTRIBUTIONS. The fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, the fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Institutional Class shares of another Fidelity Advisor fund or shares of Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Advisor Municipal Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of March 25, 1999, FMR had approximately $521.7 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of March 29, 1999, FIMM had approximately $159.8 billion in discretionary assets under management.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Christine Thompson is vice president and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For October 1999, the group fee rate was 0.1289%. The individual fund fee rate is 0.25%.

The total management fee for the fiscal year ended October 31, 1999, was 0.38% of the fund's average net assets.

FMR pays FIMM for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

SELECTED PER-SHARE DATA AND RATIOS

Years ended October 31,          1999      1998      1997       1996        1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.510  $ 12.120  $ 11.720   $ 11.880    $ 11.700
period

Income from Investment
Operations

 Net interest income              .584      .592      .609 D     .707 D, E   .232

 Net realized and unrealized      (.860)    .390      .464       (.197)      .180
gain (loss)

 Total from investment            (.276)    .982      1.073      .510        .412
operations

Less Distributions

 From net interest income         (.584)    (.592)    (.671) E   (.670)      (.232)

 In excess of net interest        -         -         (.002)     -           -
income

 Total distributions              (.584)    (.592)    (.673)     (.670)      (.232)

Net asset value, end of period   $ 11.650  $ 12.510  $ 12.120   $ 11.720    $ 11.880

TOTAL RETURN B, C                 (2.31)%   8.28%     9.44%      4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,431   $ 3,741   $ 1,511    $ 927       $ 154
(000 omitted)

Ratio of expenses to average      .60%      .75% G    .75% G     .75% G      .75% A, G
net assets

Ratio of net interest income      4.75%     4.75%     5.11%      5.88%       5.89% A
to average net assets

Portfolio turnover rate           23%       36%       36%        49%         37%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.


You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-4707

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

The third party marks appearing above are the marks of their respective owners.

1.728704.100 HIMI-pro-1299